As filed with the Securities and Exchange Commission
                               on November 18, 1999

--------------------------------------------------------------------------------
                                                   Registration No. 333-90343

--------------------------------------------------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

     |x| Pre-Effective Amendment No. 1   |_| Post-Effective Amendment No. __


                   WARBURG, PINCUS EMERGING MARKETS FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                 Area Code and Telephone Number: (212) 878-0600

                              466 Lexington Avenue
                          New York, New York 10017-3147
                          -----------------------------
               (Address of Principal Executive Offices) (Zip code)

                                Hal Liebes, Esq.
                   Warburg, Pincus Emerging Markets Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3147
                          -----------------------------
                     (Name and Address of Agent for Service)

                                   copies to:

                             Rose F. DiMartino, Esq.
                                       and
                              J. Stephen King, Esq.
                            Willkie Farr & Gallagher
                               787 Seventh Avenue
                             New York, NY 10019-6099

Approximate date of proposed public offering: Registrant proposes that this Registration Statement become effective on December 3, 1999 pursuant to Rule 488.

Title of Securities Being Registered: Common Stock, $.001 par value per share.

Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith in reliance upon Section 24(f).

                                   CONTENTS OF
                             REGISTRATION STATEMENT


This Registration Statement contains the following pages and documents:

      Front Cover

      Contents Page

      Letter to Shareholders

      Notice of Special Meeting

      Part A - Prospectus/Proxy Statement

      Part B - Statement of Additional Information

      Part C - Other Information

      Signature Page

      Exhibits

                 WARBURG, PINCUS EMERGING MARKETS II FUND, INC.
                                 --------------
                             YOUR VOTE IS IMPORTANT

Dear Shareholder:

         The Board of Directors of Warburg, Pincus Emerging Markets II Fund, Inc. (the "Fund") has recently reviewed and unanimously endorsed a proposal for the acquisition of the Fund by another Warburg Pincus Fund. Under the terms of the proposal, Warburg, Pincus Emerging Markets Fund, Inc. (the "Acquiring Fund") would acquire all or substantially all of the assets and liabilities of the Fund. We are pleased to invite you to attend a special meeting (the "Meeting") of the shareholders of the Fund to consider the approval of a Plan of Reorganization (the "Plan") pursuant to which the acquisition of the Fund by the Acquiring Fund (the "Acquisition") would be effected.

         The Fund's Board of Directors and Credit Suisse Asset Management, LLC, the Fund's investment adviser ("CSAM"), believe that the Acquisition is in the best interests of the Fund and its shareholders.

         The Acquisition will not result in any material changes to the investment philosophy or operations of the Fund, since the Fund has a substantially similar investment objective and substantially similar investment policies as the Acquiring Fund. The Acquiring Fund also has the same investment adviser, distributor, transfer agent and independent accountant as the Fund. In addition, the portfolio management team of the Fund will become part of the portfolio management team of the Acquiring Fund after consummation of the Acquisition. Also, CSAM and Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), the co-administrator of each Fund, have agreed to waive fees, and CSAM has agreed to reimburse expenses, for the two-year period beginning on the date of the closing of the Acquisition to the extent necessary (a) for the management fee payable by the Acquiring Fund to be no higher than the management fee payable by the Fund as set forth in the Fund's investment advisory agreement with CSAM, (b) for the co-administration fee payable by the Acquiring Fund to be no higher than the co-administration fee payable by the Fund as set forth in the Fund's co-administration agreement with CSAMSI and (c) to maintain the net expense ratio of each class of the Acquiring Fund at a level no higher than the lower of that of the corresponding class of the Fund or the Acquiring Fund as of the 30-day period ended on such date. The closing of the Acquisition (the "Closing Date") is expected to be January 28, 2000.

         If shareholders of the Fund approve the Plan, the Fund will be liquidated upon consummation of the Acquisition. You will become a shareholder of the Acquiring Fund, having received shares of the same class with an aggregate value equal to the aggregate net asset value of your investment in the Fund immediately prior to the Acquisition. No sales or other charge will be imposed in connection with the transaction. The transaction will, in the opinion of counsel, be free from federal income taxes to you, the Fund and the Acquiring Fund. CSAM or its affiliates will bear all expenses incurred in connection with the Acquisition.

         The Meeting will be held on January 27, 2000 to consider this transaction. We strongly invite your participation by asking you to review, complete and return your proxy promptly.


         Detailed information about the proposed Acquisition is described in the attached prospectus/proxy statement. THE BOARD OF DIRECTORS OF THE FUND HAS UNANIMOUSLY APPROVED THE Acquisition AND RECOMMENDS THAT YOU VOTE TO APPROVE THE PLAN. On behalf of the Board of Directors, I thank you for your participation as a shareholder and urge you to please exercise your right to vote by completing, dating and signing the enclosed proxy card(s). A self-addressed, postage-paid envelope has been enclosed for your convenience; if you prefer, you can fax the proxy card to D.F. King & Co., Inc., the Fund's proxy solicitor, Attn.: Dominic
F. Maurillo, at (212) 269-2796. We also encourage you to vote by telephone or through the Internet. Proxies may be voted by telephone by calling (800) 207-3158 between the hours of 9:00 a.m. and 10:00 p.m. (Eastern time) or through the Internet using the Internet address located on your proxy card.


         Voting by fax, telephone or through the Internet will reduce the time and costs associated with the proxy solicitation. When the Fund records proxies by telephone or through the Internet, it will use procedures designed to (i) authenticate shareholders' identities, (ii) allow shareholders to authorize the voting of their shares in accordance with their instructions and (iii) confirm that their instructions have been properly recorded.

         Whichever voting method you choose, please read the full text of the proxy statement before you vote.

         If you have any questions regarding the proposed Acquisition, please feel free to call [Hal Liebes, Vice President and Secretary of the Fund, at
(212) 326-5454], who will be pleased to assist you.

         IT IS VERY IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED
PROMPTLY.

Sincerely,



/S/ Eugene L. Podsiadlo

Eugene L. Podsiadlo
President of the Fund
December 3, 1999

                                                                December 3, 1999
                 WARBURG, PINCUS EMERGING MARKETS II FUND, INC.

                      Important News For Fund Shareholders


         While we encourage you to read the full text of the enclosed Proxy Statement/ Prospectus, here is a brief overview of the proposal you are being asked to vote on.

                          Q & A: QUESTIONS AND ANSWERS


Q:       WHAT IS HAPPENING?

A: You are being asked to vote on an Agreement and Plan of Reorganization for the assets of Warburg, Pincus Emerging Markets II Fund, Inc. (the "Fund") to be acquired by Warburg, Pincus Emerging Markets Fund, Inc. (the "Acquiring Fund") in a tax-free exchange of shares. If the Agreement and Plan of Reorganization is approved and the acquisition consummated, you would no longer be a shareholder of the Fund, but would become a shareholder of the Acquiring Fund.

Q:       WHAT ARE THE DIFFERENCES BETWEEN THE FUND AND THE ACQUIRING FUND?

A: The proposed acquisition will not result in any material changes to the investment philosophy or operations of the Fund, since the Fund has a substantially similar investment objective and substantially similar investment policies as the Acquiring Fund. The Acquiring Fund has the same investment adviser, distributor, transfer agent and accountant as the Fund. However, the Fund has a sub-investment adviser (Credit Suisse Asset Management, Ltd.) that is not a sub-adviser for the Acquiring Fund. In addition, the investment adviser's Fund portfolio management team will become part of the portfolio management team of the Acquiring Fund after the acquisition.

Q:       WILL THE FEES ASSESSED TO SHAREHOLDERS INCREASE?

A: No. Credit Suisse Asset Management, LLC, each Fund's investment adviser ("CSAM"), has agreed to maintain the total expense ratio of each class of the Acquiring Fund at the lower expense ratio of the two Funds for a two-year period beginning on the date of the closing of the proposed acquisition. The closing of the proposed acquisition is expected to be January 28, 2000.

Q:       WHAT ARE THE BENEFITS OF THE TRANSACTION?

A: The Board members of your Fund believe that you may benefit from the proposed acquisition, in part, because it will result in a single larger fund which will eliminate confusion in the marketplace associated with there being two Warburg Pincus emerging markets funds. The proposed acquisition may also increase efficiencies and a larger asset base could provide portfolio management benefits such as greater diversification. The following pages give you additional information on the proposed acquisition on which you are being asked to vote.

Q:       HOW DO THE BOARD MEMBERS OF MY FUND RECOMMEND THAT I VOTE?

A: AFTER CAREFUL CONSIDERATION, THE BOARD MEMBERS OF YOUR FUND, INCLUDING THOSE WHO ARE NOT AFFILIATED WITH THE FUND OR CSAM, RECOMMEND THAT YOU VOTE FOR THE PROPOSED ACQUISITION ON THE ENCLOSED PROXY CARD.

Q:       WHOM DO I CALL FOR MORE INFORMATION?

A: Please call D.F. King & Co., Inc., the Fund's information agent, at 1-800-207-3158.

Q:       HOW CAN I VOTE MY SHARES?

A:       Please choose one of the following options to vote your shares:

         o    By mail, with the enclosed proxy card;

         o By telephone, with a toll-free call to D.F. King & Co., Inc. at 1-800-207-3158 between 9:00 a.m. and 10:00 p.m. (Eastern time);

         o    By faxing the enclosed proxy card to D.F. King & Co., Inc., Attn:
              Dominic F. Maurillo, at (212) 269-2796;

         o Through the Internet, by using the Internet address located on your proxy card and following the instructions on the site; or

         o    In person at the meeting.

Q:       WILL THE FUND PAY FOR THIS PROXY SOLICITATION?

A:       No.  CSAM will bear these costs.

                 WARBURG, PINCUS EMERGING MARKETS II FUND, INC.
                              466 LEXINGTON AVENUE
                          NEW YORK, NEW YORK 10017-3147

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To Be Held on January 27, 2000

         Notice is hereby given that a Special Meeting of Shareholders (the "Meeting") of Warburg, Pincus Emerging Markets II Fund, Inc. (the "Fund") will be held at the offices of the Fund, 466 Lexington Avenue, New York, New York 10017-3147 on January 27, 2000, commencing at 3:30 p.m. for the following purposes:

      1. To approve the Agreement and Plan of Reorganization dated as of [INSERT], 1999 (the "Plan") providing that (i) the Fund would transfer to Warburg, Pincus Emerging Markets Fund, Inc. (the "Acquiring Fund") all or substantially all of its assets in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's liabilities, (ii) such shares of the Acquiring Fund would be distributed to shareholders of the Fund in liquidation of the Fund, and
         (iii) the Fund would subsequently be terminated.

      2. To transact such other business as may properly come before the Meeting or any adjournment or adjournments thereof.

         THE BOARD OF DIRECTORS OF THE FUND UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS OF THE FUND VOTE TO APPROVE THE PLAN.


         The Board of Directors of the Fund has fixed the close of business on November 16, 1999 as the record date for the determination of shareholders of the Fund entitled to notice of and to vote at the Meeting and any adjournment or adjournments thereof. As a convenience to shareholders, you can now vote in any one of five ways:


          o    By mail, with the enclosed proxy card(s);


          o By telephone, with a toll-free call to the telephone number that appears on your proxy card or, if no toll-free telephone number appears on your proxy card, to D. F. King & Co., Inc., the Fund's proxy solicitor, at (800) 207-3158;

          o    By faxing the enclosed proxy card to D.F. King & Co., Inc., Attn:
               Dominic F. Maurillo, at (212) 269-2796;


          o Through the Internet, by using the Internet address located on your proxy card and following the instructions on the site; or

          o    In person at the meeting.

               IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY.

         SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE SPECIAL MEETING ARE URGED TO (A) SIGN AND RETURN WITHOUT DELAY THE ENCLOSED PROXY CARD(S) IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES, (B) VOTE BY TELEPHONE WITH A TOLL-FREE CALL TO [(800) 848-3409], (C) VOTE THROUGH THE INTERNET, BY USING THE INTERNET ADDRESS LOCATED ON THE PROXY CARD OR (D) FAX THE ENCLOSED PROXY CARD(S) TO D.F. KING & CO., INC. AT (800) 848-3409], SO THAT THEIR SHARES MAY BE REPRESENTED AT THE MEETING. INSTRUCTIONS FOR THE PROPER EXECUTION OF PROXY CARDS ARE SET FORTH ON THE FOLLOWING PAGE. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY THE SUBSEQUENT EXECUTION AND SUBMISSION OF A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO THE FUND AT ANY TIME BEFORE THE PROXY IS EXERCISED OR BY VOTING IN PERSON AT THE MEETING.



By Order of the Board of Directors





Hal Liebes
Vice President and Secretary
December 3, 1999



            YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY WILL HELP TO
                   AVOID THE EXPENSE OF FURTHER SOLICITATION.

                      INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

      1. Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

      2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

      3. All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

      4. Registration                               Valid Signatures

         Corporate Accounts

         (1)  ABC Corp.                             ABC Corp.
         (2)  ABC Corp.                             John Doe, Treasurer
         (3)  ABC Corp.
               c/o John Doe, Treasurer              John Doe
         (4)  ABC Corp. Profit Sharing Plan         John Doe, Trustee

         Trust Accounts

         (1)  ABC Trust.                            Jane B. Doe, Trustee
         (2)  Jane B. Doe, Trustee
               u/t/d 12/28/78                       Jane B. Doe

         Custodial or Estate Accounts

         (1)  John B. Smith, Cust.
              f/b/o John B. Smith, Jr. UGMA         John B. Smith
         (2)  John B. Smith.                        John B. Smith, Jr., Executor

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                  SUBJECT TO COMPLETION, DATED NOVEMBER 4, 1999

                           PROSPECTUS/PROXY STATEMENT
                                DECEMBER 3, 1999

                          ACQUISITION OF THE ASSETS OF

                 WARBURG, PINCUS EMERGING MARKETS II FUND, INC.
                              466 LEXINGTON AVENUE
                            NEW YORK, NEW YORK 10017
                                   800-WARBURG

                        BY AND IN EXCHANGE FOR SHARES OF

                   WARBURG, PINCUS EMERGING MARKETS FUND, INC.
                              466 LEXINGTON AVENUE
                            NEW YORK, NEW YORK 10017
                                   800-WARBURG

         This Prospectus/Proxy Statement is being furnished to shareholders of Warburg, Pincus Emerging Markets II Fund, Inc., an open-end, non-diversified management investment company organized as a Maryland corporation (the "Fund"), in connection with a proposed agreement and plan of reorganization (the "Plan") to be submitted to shareholders of the Fund for consideration at a Special Meeting of Shareholders to be held on January 27, 2000 at 3:30 p.m. (the "Meeting"), at the offices of the Fund located at 466 Lexington Avenue, New York, New York 10017, or any adjournment(s) thereof. Pursuant to the Plan, the Fund would transfer to Warburg, Pincus Emerging Markets Fund, Inc., an open-end, non-diversified management investment company organized as a Maryland corporation (the "Acquiring Fund" and, together with the Fund, the "Funds"), all or substantially all of its assets in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's liabilities; such shares of the Acquiring Fund would be distributed to shareholders of the Fund in liquidation of the Fund; and the Fund would subsequently be terminated (hereinafter collectively referred to as the "Acquisition").

         The Plan will not result in any material changes in the investment philosophy of the Fund. The investment objectives of the Fund (e.g., growth of capital) and the Acquiring Fund (e.g., long-term appreciation of capital) are substantially similar and the investment policies of the Acquiring Fund are substantially similar to those of the Fund, except with respect to investing in debt securities and currency hedging and options and other differences described under "Comparison of Investment Objectives and Policies" in this Prospectus/Proxy Statement. The investment adviser, distributor, transfer agent and independent accountant for the Acquiring Fund are also the same as those of the Fund. In addition, the Fund's portfolio management team will become part of the portfolio management team of the Acquiring Fund after consummation of the Acquisition. However, the Fund's sub-investment adviser will not provide investment advisory services to the Acquiring Fund.

         As a result of the proposed Acquisition, each shareholder of a class of shares of the Fund will receive that number of shares of the same class of the Acquiring Fund having an aggregate net asset value equal to the aggregate value of such shareholder's shares of the Fund immediately prior to the Acquisition. All expenses of the Acquisition will be borne by CSAM or its affiliates. No sales or other charge will be imposed on the shares of the Acquiring Fund received by the shareholders of the Fund. This transaction is structured to be tax-free for federal income tax purposes to shareholders of the Fund and to each of the Fund and the Acquiring Fund.

         This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about the Acquiring Fund that a prospective investor should know before voting. This Prospectus/Proxy Statement is expected to first be sent to shareholders on or about December 3, 1999. A Statement of Additional Information dated December 3, 1999, relating to this Prospectus/Proxy Statement and the Acquisition, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus/Proxy Statement. A copy of such Statement of Additional Information is available upon oral or written request and without charge by writing to the Acquiring Fund at the address listed on the cover page of this Prospectus/Proxy Statement or by calling 800-WARBURG.

         The following documents, which have been filed with the SEC, are incorporated herein in their entirety by reference.


      1. The current Prospectus of each of the Common Shares and the Advisor Shares of the Acquiring Fund, each dated February 22, 1999, and the current Prospectus of the Institutional Shares of the Acquiring Fund dated December ___ , 1999. The Acquiring Fund Prospectuses relating to each class of shares of the Fund held by a shareholder accompanies this Prospectus/Proxy Statement.


      2. The current Prospectuses of each class of shares offered by the Fund, each dated October 26, 1998. These may be obtained without charge by writing to the address on the cover page of this Prospectus/Proxy Statement or by calling 800-WARBURG.

      3. The Annual Report of each of the Fund and the Acquiring Fund for the fiscal years ended August 31, 1999 and October 31, 1998, respectively, and the Semiannual Report of the Acquiring Fund for the six-month period ended April 30, 1999.

         Accompanying this Prospectus/Proxy Statement as Exhibit A is a copy of the form of Agreement and Plan of Reorganization (the "Plan") for the proposed Acquisition.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.



                                TABLE OF CONTENTS



ADDITIONAL MATERIALS                                                     12

SUMMARY                                                                  13

RISK FACTORS                                                             16

REASONS FOR THE ACQUISITION                                              16

FEE TABLE                                                                18

INFORMATION ABOUT THE ACQUISITION                                        19

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES                         26

INTEREST OF CSAM IN THE ACQUISITION                                      32

INFORMATION ON SHAREHOLDERS' RIGHTS                                      32

VOTING INFORMATION                                                       34

FINANCIAL STATEMENTS AND EXPERTS                                         36

LEGAL MATTERS                                                            36




EXHIBIT A: FORM OF AGREEMENT AND
  PLAN OF REORGANIZATION                                                 A-1

                              ADDITIONAL MATERIALS

         The following additional materials, which have been incorporated by reference into the Statement of Additional Information dated December 3, 1999 relating to this Prospectus/Proxy Statement and the Acquisition, will be sent to all shareholders of the Fund requesting a copy of such Statement of Additional Information.

         1. The current Statement of Additional Information for the Acquiring Fund, dated [February 22, 1999, as revised July 6, 1999].

         2. The current Statement of Additional Information for each class of shares offered by the Fund, dated October 26, 1998, as revised July 6, 1999.

                                     SUMMARY

         THIS SUMMARY IS QUALIFIED IN ITS ENTIRETY BY REFERENCE TO THE ADDITIONAL INFORMATION CONTAINED ELSEWHERE IN THIS PROSPECTUS/PROXY STATEMENT, THE PLAN (A COPY OF THE FORM OF WHICH IS ATTACHED TO THIS PROSPEC TUS/PROXY STATEMENT AS EXHIBIT A), THE PROSPECTUSES OF THE FUND, THE STATEMENTS OF ADDITIONAL INFORMATION OF THE FUND, THE PROSPECTUSES OF THE ACQUIRING FUND AND THE STATEMENT OF ADDITIONAL INFORMATION OF THE ACQUIRING FUND.

         PROPOSED ACQUISITION. The Plan provides for the acquisition of all or substantially all of the assets and liabilities of the Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund. The Plan also calls for the distribution of shares of the Acquiring Fund to the Fund's shareholders in liquidation of the Fund. As a result of the Acquisition, each shareholder of a class of shares of the Fund will become the owner of that number of full and fractional shares of the same class of the Acquiring Fund having an aggregate net asset value equal to the aggregate value of the shareholder's shares of the Fund as of the close of business on the date that the Fund's assets are exchanged for shares of the Acquiring Fund. See "Information About the Acquisition -- Plan of Reorganization."

         For the reasons set forth below under "Reasons for the Acquisition," the Board of Directors of the Fund, including the Directors of the Fund who are not "interested persons" (the "Independent Directors"), as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), has unanimously concluded that the Acquisition would be in the best interests of the shareholders of the Fund and that the interests of the Fund's existing shareholders will not be diluted as a result of the transaction contemplated by the Acquisition. The Board therefore has submitted the Plan for approval by the Fund's shareholders. The Board of Directors of the Acquiring Fund has also reached similar conclusions and approved the Acquisition with respect to the Acquiring Fund.

         Approval of the Acquisition of the Fund will require the affirmative vote of the holders of a majority of the Fund's outstanding shares. See "Voting Information." In the event that the Plan is not approved by shareholders of the Fund, the Board will consider other possible courses of action available to it, including resubmitting the Acquisition proposal to shareholders.

         TAX CONSEQUENCES. Prior to completion of the Acquisition, the Fund and the Acquiring Fund will have received an opinion of counsel that, upon the closing of the Acquisition and the transfer of the assets of the Fund, no gain or loss will be recognized by the Fund or its shareholders for federal income tax purposes. The holding period and aggregate tax basis of the Acquiring Fund shares received by a Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Fund previously held by such shareholder. In addition, the holding period and tax basis of the assets of the Fund in the hands of the Acquiring

Fund as a result of the Acquisition will be the same as in the hands of the Fund immediately prior to the Acquisition.

         INVESTMENT OBJECTIVES AND POLICIES. The investment objective of the Acquiring Fund (i.e., growth of capital) is substantially similar to the investment objective of the Fund (i.e., long-term appreciation of capital). The investment policies of the Acquiring Fund are substantially similar to those of the Fund. However, the Acquiring Fund may invest up to 35% of total assets in investment-grade debt securities and, within that limitation, up to 35% of net assets in non-investment-grade debt securities, while the Fund may only invest 5% of net assets in either investment-grade or non-investment-grade debt securities. In addition, the Fund may (but currently does not) engage in currency hedging and options transactions while the Acquiring Fund may (and does) engage in such transactions. The other investment policies of the Acquiring Fund are substantially similar to those of the Fund except for differences noted below under "Comparison of Investment Objectives and Policies." Except as noted below under "Comparison of Investment Objectives and Policies," each Fund has substantially similar fundamental and non-fundamental investment limitations.


         PURCHASE AND REDEMPTION PROCEDURES. The purchase and redemption procedures available to shareholders of the Acquiring Fund are identical to those available to shareholders of the Fund. Purchases of shares of each Fund may be made by mail or, with advance arrangements, by wire. Shares of the Funds are sold at net asset value per share and without an initial sales charge. Common Shares of each Fund are subject to a 12b-1 fee of .25% per annum. Institutional Shares of each Fund are not assessed a 12b-1 fee.


         EXCHANGE PRIVILEGES. The exchange privileges available to shareholders of the Acquiring Fund are identical to those available to shareholders of the Fund. Shareholders of each Fund may exchange at net asset value all or a portion of their shares for shares of the same class of other mutual funds in the Warburg Pincus family of funds (each, a "Warburg Pincus Fund") at their respective net asset values. Shareholders may thus not effect exchanges between one class of shares (e.g., Common Shares) of a Warburg Pincus Fund and any other class of shares (e.g., Institutional or Advisor Shares) of any other Warburg Pincus Fund. Exchanges may be effected by mail or by telephone. Exchanges will be effected without a sales charge but must satisfy the minimum dollar amount necessary for new purchases in the fund in which shares are being purchased. Each Fund may refuse exchange purchases at any time without prior notice. The exchange privilege may be modified or terminated at any time upon 30 days' notice to shareholders.

         The exchange privilege is available to shareholders residing in any state in which the relevant Fund's shares being acquired may legally be sold. When an investor effects an exchange of shares, the exchange is treated for federal income tax purposes as a redemption. Therefore, the investor may realize a taxable gain or loss in connection with the exchange. No initial sales charge is imposed on the shares being acquired in an exchange. See the Shareholder Guide which accompanies the Prospectuses of the Acquiring Fund.

         DIVIDENDS. The Acquiring Fund and the Fund each distribute substantially all of their respective net investment income and net realized capital gains, if any, to their respective shareholders. All distributions are reinvested in the form of additional full and fractional shares of the relevant Fund unless a shareholder elects otherwise. Each Fund declares and pays dividends, if any, from net investment income annually. Net realized capital gains (including net short-term capital gains), if any, of each Fund will be distributed at least annually. See "About Your Account -- Distributions" in the accompanying Prospectuses of the Acquiring Fund.

         SHAREHOLDER VOTING RIGHTS. The Acquiring Fund and the Fund are each registered with the SEC as open-end, non-diversified management investment companies. Each Fund is a Maryland corporation, each having a Board of Directors. Shareholders of each Fund have similar voting rights. Neither Fund holds a meeting of shareholders annually, except as required by the 1940 Act or other applicable law. Each Fund's By-Laws provide that a special meeting of shareholders will be called at the written request of shareholders entitled to cast at least ten percent of the votes entitled to be cast at the meeting, upon payment by such shareholders of the reasonably estimated cost of preparing and mailing a notice of the meeting, provided, however, that the matter to be considered at such special meeting of shareholders is not substantially the same as a matter voted on at a special meeting of shareholders held during the preceding 12 months. To the extent required by law, each Fund will assist in shareholder communication in such matters. The presence of one-third of the shareholders of the relevant Fund at a shareholder meeting will constitute a quorum.

         In addition, under the laws of the State of Maryland, shareholders of either the Acquiring Fund or the Fund do not have appraisal rights in connection with a combination or acquisition of the assets of the relevant Fund by another entity. Shareholders of the Fund may, however, redeem their shares at net asset value prior to the date of the Acquisition (subject only to certain restrictions set forth in the 1940 Act). See "Information on Shareholders' Rights -- Voting Rights."

                                  RISK FACTORS

         Due to the fact that the investment objectives of the Acquiring Fund (i.e., growth of capital) and the Fund (i.e., long-term appreciation of capital) are substantially similar and the investment policies and restrictions of the Acquiring Fund are, except as noted herein, substantially similar to those of the Fund, the investment risks are also substantially similar. The principal risk factors affecting both the Fund and the Acquiring Fund are market risk and the risks associated with (i) foreign securities, (ii) emerging-markets focus and (iii) non-diversified status. In addition, because the Acquiring Fund may invest up to 35% of total assets in investment-grade debt securities and, within that limitation, up to 35% of net assets in non-investment-grade debt securities, while the Fund may only invest 5% of net assets in either investment-grade or non-investment-grade debt securities, the Acquiring Fund has greater exposure to the risks associated with investments in such securities. Furthermore, because the Fund currently does not engage in currency hedging and options transactions while the Acquiring Fund does engage in such transactions, the Acquiring Fund has greater exposure to the risks associated with such transactions. See the accompanying Prospectuses of the Acquiring Fund for a complete discussion of the risks of investing in that Fund.


                           REASONS FOR THE ACQUISITION

          The Board of Directors of the Fund has determined that it is in the best interest of the Fund to effect the Acquisition. In reaching this conclusion, the Board considered a number of factors, including the following:

      1. the Acquisition will result in a single larger fund, thereby eliminating confusion in the marketplace associated with there being two Warburg Pincus emerging markets funds;

      2. the Acquisition may increase efficiencies, eliminating one of the two sets of prospectuses, annual reports and other documents required for two funds;

      3. a larger asset base could provide portfolio management benefits, such as greater diversification to mitigate the risks of investing in emerging markets and the ability to command more attention from brokers and underwriters of portfolio securities;

      4. the terms and conditions of the Acquisition;

      5. the substantially similar investment objective and investment policies and restrictions of the Acquiring Fund in relation to those of the Fund;

      6. that the investment adviser, distributor, transfer agent and accountant for the Acquiring Fund are the same as those of the Fund and the portfolio management team of the Fund will become part of the portfolio management team of the Acquiring Fund upon consummation of the Acquisition;

      7. the federal tax consequences of the Acquisition to the Fund, the Acquiring Fund and the shareholders of each Fund, and that a legal opinion will be rendered that no recognition of income, gain or loss for federal income tax purposes will occur as a result of the Acquisition to any of them;

      8. that the interests of shareholders of the Fund will not be diluted as a result of the Acquisition;

      9. CSAM and CSAMSI, as applicable, have agreed to waive fees, and CSAM has agreed to reimburse expenses, for the two-year period beginning on the date of the closing of the Acquisition to the extent necessary (a) for the management fee payable by the Acquiring Fund to be no higher than the management fee payable by the Fund as set forth in the Fund's investment advisory agreement with CSAM, (b) for the co-administration fee payable by the Acquiring Fund to be no higher than the co-administration fee payable by the Fund as set forth in the Fund's co-administration agreement with CSAMSI and (c) to maintain the net expense ratio of each class of the Acquiring Fund at a level no higher than the lower of that of the corresponding class of the Fund or the Acquiring Fund as of the 30-day period ended on such date;

     10. that the expenses of the Acquisition will be borne by CSAM or its affiliates; and

     11. that no sales or other charge will be imposed in connection with the Acquisition.

         The Board also considered that the Acquisition will result in the combined Fund's not having the sub-advisory services of Credit Suisse Asset Management, Ltd. ("CSAM Ltd."), which had been performed for the Fund. CSAM advised the Board that its capability to advise the combined Fund would not be adversely affected by this change.

         In light of the foregoing, the Board of Directors of the Fund, including the Independent Directors, has determined that it is in the best interests of the Fund and its shareholders to effect the Acquisition. The Board of Directors of the Fund has also determined that the Acquisition would not result in a dilution of the interests of the Fund's shareholders.

         The Board of Directors of the Acquiring Fund has also determined that it is advantageous to the Acquiring Fund to effect the Acquisition. Each Fund's Board of Directors considered, among other things, the terms and conditions of the Acquisition and representations that the Acquisition would be effected as a tax-free reorganization. Accordingly, the Board of Directors of the Acquiring Fund, including a majority of the Independent Directors, has determined that the Acquisition is in the best interests of the Acquiring Fund's shareholders and that the interests of the Acquiring Fund's shareholders would not be diluted as a result of the Acquisition.

                                    FEE TABLE

         Following is a table showing current fees and expenses of the Common Shares and Institutional Shares of the Fund and the costs and expenses of the corresponding class of the Acquiring Fund before and after giving effect to the Acquisition. The table does not reflect charges that institutions and financial intermediaries may impose on their customers.

--------------------------------------------------------------------------------------------
                                       COMMON SHARES*              INSTITUTIONAL SHARES**
--------------------------------------------------------------------------------------------
                                                    PRO FORMA                      PRO FORMA
                                      ACQUIRING        (AFTER        ACQUIRING        (AFTER
                                  FUND     FUND  ACQUISITION)  FUND       FUND  ACQUISITION)
--------------------------------------------------------------------------------------------
Shareholder Transaction
   Expenses:
   Maximum sales charge
   imposed on purchases
   (as a percentage of
   offering price)                None     None          None  None       None          None
--------------------------------------------------------------------------------------------

Annual Fund Operating Expenses
expenses that are deducted
from fund assets)
   Management fees               1.00%    1.25%         1.25% 1.00%      1.25%         1.25%

   12b-1 fees                      25%     .25%          .25%  .00%       .00%          .00%

   Other expenses                1.28%     .79%          .69% 1.23%       .77%          .64%
--------------------------------------------------------------------------------------------

Total Annual Fund
   Operating Expenses***         2.53%    2.29%         2.19% 2.23%      2.02%         1.89%
--------------------------------------------------------------------------------------------


* Actual fees and expenses for the eleven month period ended September 30, 1999 are shown below and are annualized. Fee waivers and expense reimbursements or credits reduced expenses for the Funds during that period but may be discontinued at any time.

** The Institutional shares of the Acquiring Fund had not commenced operations as of September 30, 1999. The amounts shown are amounts estimated to be charged for the fiscal year ending October 31, 2000.

*** CSAM and CSAMSI, as applicable, have agreed to waive fees, and CSAM has agreed to reimburse expenses, for the two-year period beginning on the date of the closing of the Acquisition to the extent necessary (a) for the management fee payable by the Acquiring Fund to be no higher than the management fee payable by the Fund as set forth in the Fund's investment advisory agreement with CSAM, (b) for the co-administration fee payable by the Acquiring Fund to be no higher than the co-administration fee payable by the Fund as set forth in the Fund's co-administration agreement with CSAMSI and (c) to maintain the net expense ratio of each class of the Acquiring Fund at a level no higher than the lower of that of the corresponding class of the Fund or the Acquiring Fund as of the 30-day period ended on such date.

--------------------------------------------------------------------------------------------
After fee waivers and reimbursements        COMMON SHARES*         INSTITUTIONAL SHARES**
--------------------------------------------------------------------------------------------
                                      ACQUIRING           PRO        ACQUIRING           PRO
                                  FUND     FUND         FORMA  FUND       FUND         FORMA
--------------------------------------------------------------------------------------------
Shareholder Transaction Expenses:
   Maximum sales charge imposed
   on purchases (as a percentage
   of offering price)             None     None          None  None       None          None
--------------------------------------------------------------------------------------------

Annual Fund Operating Expenses
(expenses that are deducted from
fund assets)

   Management fees                .24%     .63%          .81%  .24%        N/A          .81%
   12b-1 fees                     .25%     .25%          .25%  .00%        N/A          .00%
   Other expenses                1.26%     .77%          .59% 1.24%        N/A          .54%
--------------------------------------------------------------------------------------------

Total Annual Fund
   Operating Expenses            1.75%    1.65%         1.65%  1.48%       N/A         1.35%
--------------------------------------------------------------------------------------------

Examples

The following examples are intended to assist an investor in understanding the various costs that an investor in each Fund will bear directly or indirectly. The examples assume payment of operating expenses at the levels set forth in the first table above (i.e., before fee waivers and expense reimbursements and credits). The examples also assume that all dividends and distributions are reinvested.


--------------------------------------------------------------------------------
Assume you invest $10,000, each Fund     1 Year   3 Years   5 Years  10 Years
returns 5% annually and you close your
account at the end of each of the time
periods shown. Based on these
assumptions, your cost would be:
--------------------------------------------------------------------------------
Common Shares
   Fund                                    $256    $  788    $1,345    $2,866
   Acquiring Fund.                         $232    $  715    $1,225    $2,626
   Pro Forma (after acquisition of the

   Fund)                                   $222    $  685    $1,175    $2,524

Institutional Shares
   Fund                                    $226    $  697    $1,195    $2,565
   Acquiring Fund.                         $205    $  634    $1,088    $2,348
   Pro Forma (after acquisition of the
   Fund)                                   $192    $  594    $1,021    $2,212
--------------------------------------------------------------------------------


         The examples provide a means for an investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, each Fund's actual return will vary and may be greater or less than 5.00%. These examples should not be considered representations of past or future expenses and actual expenses may be greater or less than those shown.


                        INFORMATION ABOUT THE ACQUISITION

         AGREEMENT AND PLAN OF REORGANIZATION. The following summary of the Plan is qualified in its entirety by reference to the form of Plan (Exhibit A hereto). The Plan provides that the Acquiring Fund will acquire all or substantially all of the assets of the Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Fund on the Closing Date.
The Closing Date is expected to be January 28, 2000.

         Prior to the Closing Date, the Fund will endeavor to discharge all of its known liabilities and obligations. The Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves reflected on an unaudited statement of assets and liabilities of the Fund as of the close of regular trading on The New York Stock Exchange, Inc., currently 4:00 p.m.

         New York City time, on the Closing Date, in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall also assume any liabilities of the Fund arising from the operations and/or transactions of the Fund prior to and including the Closing Date. The net asset value per share of each class of each Fund will be calculated by determining the total assets attributable to such class, subtracting the relevant class' pro rata share of the actual and accrued liabilities of a Fund and the liabilities specifically allocated to that class of shares, and dividing the result by the total number of outstanding shares of the relevant class. Each Fund will utilize the procedures set forth in its respective current Prospectuses or Statements of Additional Information to determine the value of their respective portfolio securities and to determine the aggregate value of each Fund's portfolio.

         On or as soon after the Closing Date as conveniently practicable, the Fund will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the shares of the same class of the Acquiring Fund received by the Fund. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of the Fund's shareholders on the share records of the Acquiring Fund's transfer agent. Each account will represent the number of shares of the relevant class of shares of the Acquiring Fund due to each of the Fund's shareholders calculated in accordance with the Plan. After such distribution and the winding up of its affairs, the Fund will terminate as a management investment company and dissolve as a Maryland corporation.

         The consummation of the Acquisition is subject to the conditions set forth in the Plan. Notwithstanding approval by the shareholders of the Fund, the Plan may be terminated at any time at or prior to the Closing Date: (i) by mutual agreement of the Fund and the Acquiring Fund; (ii) by the Fund in the event the Acquiring Fund shall, or by the Acquiring Fund, in the event the Fund shall, materially breach any representation, warranty or agreement contained in the Plan to be performed at or prior to the Closing Date; or (iii) if a condition to the Plan expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met within a reasonable time.

         Pursuant to the Plan, the Acquiring Fund has agreed to indemnify and advance expenses to each Director or officer of the Fund against money damages incurred in connection with any claim arising out of such person's services as a Director or officer with respect to matters specifically relating to the Fund.

         Approval of the Plan with respect to the Fund will require the affirmative vote of a majority of the Fund's outstanding shares in the aggregate without regard to class, in person or by proxy, if a quorum is present. Shareholders of the Fund are entitled to one vote for each share. If the Acquisition is not approved by shareholders of the Fund, the Board of Directors of the Fund will consider other possible courses of action available to it, including resubmitting the Acquisition proposal to shareholders.

         DESCRIPTION OF THE ACQUIRING FUND SHARES. Shares of the Acquiring Fund will be issued to the Fund in accordance with the procedures detailed in the Plan and as described in the Acquiring Fund's Prospectuses. The Acquiring Fund, like the Fund, will not issue share certificates to its shareholders. See "Information on Shareholders' Rights" and the Prospectuses of the Acquiring Fund for additional information with respect to the shares of the Acquiring Fund.

         The Acquiring Fund has authorized three classes of common stock, called Common Shares, Institutional Shares and Advisor Shares. Institutional Shares of the Acquiring Fund have not been issued prior to the Closing Date. The Acquiring Fund intends to continuously offer Common Shares, Institutional Shares and Advisor Shares after consummation of the Acquisition. Institutional Shares are currently available for purchase by investors who have entered into an investment management agreement with CSAM or its affiliates. Individual investors are only able to purchase Advisor Shares through financial-services firms such as banks, brokers and financial advisors. Shares of each class of the Acquiring Fund represent equal pro rata interests in the Acquiring Fund and accrue dividends and calculate net asset value and performance quotations in the same manner. Because of the higher 12b-1 fees to be paid by the Advisor Shares, the total return on the Advisor Shares can be expected to be lower than the total return on the Common Shares or the Institutional Shares.

         FEDERAL INCOME TAX CONSEQUENCES. The exchange of assets of the Fund for shares of the Acquiring Fund, followed by the distribution of these shares, is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the Acquisition, the Acquiring Fund and the Fund will receive an opinion from Willkie Farr & Gallagher, counsel to each Fund, to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, upon consummation of the Acquisition:

         (1) the transfer of all or substantially all of the Fund's assets in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of liabilities of the Fund, and the distribution of the Acquiring Fund shares to the shareholders of the Fund in exchange for their shares of the Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

         (2) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Fund solely in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of liabilities of the Fund;

         (3) no gain or loss will be recognized by the Fund upon the transfer of the Fund's assets to the Acquiring Fund in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of liabilities of the Fund or upon the distribution of the Acquiring Fund shares to the Fund's shareholders;

         (4) no gain or loss will be recognized by shareholders of the Fund upon the exchange of their shares for Acquiring Fund shares or upon the assumption by the Acquiring Fund of liabilities of the Fund;

         (5) the aggregate tax basis of the Acquiring Fund shares received by each shareholder of the Fund pursuant to the Acquisition will be the same as the aggregate tax basis of shares of the Fund held by such shareholder immediately prior to the Acquisition, and the holding period of Acquiring Fund shares to be received by each shareholder of the Fund will include the period during which shares of the Fund exchanged therefor were held by such shareholder (provided shares of the Fund were held as capital assets on the date of the Acquisition); and

         (6) the tax basis of the Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Fund immediately prior to the Acquisition, and the holding period of the assets of the Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Fund.

         Shareholders of the Fund should consult their tax advisors regarding the effect, if any, of the proposed Acquisition in light of their individual circumstances. Since the foregoing discussion only relates to the federal income tax consequences of the Acquisition, shareholders of the Fund should also consult their tax advisors as to state and local tax consequences, if any, of the Acquisition.

         CAPITALIZATION. The following table shows the capitalization of each Fund as of September 30, 1999 and the capitalization of the Acquiring Fund on a pro forma basis as of the Closing Date, after giving effect to the Acquisition.(1)

                          ACQUIRING
                               FUND          FUND      PRO FORMA       PRO FORMA
                           (ACTUAL)      (ACTUAL)    ADJUSTMENTS        COMBINED
                          ---------      --------   ------------      ----------
Net Assets-
Fund Level               66,183,246     6,704,401        (45,270)     72,842,377
  Common                 66,151,626       922,277        (41,659)     67,032,244
  Advisor                    31,619            --           (573)         31,046
  Institutional                  --     5,782,124         (3,038)      5,779,086

Net Asset Value
  Per Share
  Common                       8.88         14.60             --            8.88
  Advisor                      8.65           n/a             --            8.65
  Institutional                 n/a         14.57          (5.69)           8.88

Shares
  Outstanding(2)
  Common              7,445,845.936    63,181.838      39,648.390  7,548,676.164
  Advisor                 3,654.297           n/a         (65.164)     3,589.133
  Institutional                 n/a   396,779.150     254,018.862    650,798.012
--------------
(1) Assumes the Acquisition had been consummated on September 30, 1999 and is for information purposes only. No assurance can be given as to how many Acquiring Fund shares will be received by shareholders of the Fund on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of Acquiring Fund shares that actually will be received on or after such date.

(2) Assumes the pro forma issuance of [INSERT] Acquiring Fund shares in exchange for the net assets of the Fund. The number of Acquiring Fund shares issued was based on the pro forma net asset value of each Fund on September 30, 1999.

TOTAL RETURNS

         Total return is a measure of the change in value of an investment in a fund over the period covered, which assumes that any dividends or capital gains distributions are automatically reinvested in shares of the fund rather than paid to the investor in cash. The formula for total return used by a fund is prescribed by the SEC and includes three steps: (1) adding to the total number of shares of the fund that would be purchased by a hypothetical $1,000 investment in the fund all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the redeemable value of the hypothetical initial investment as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; and (3) dividing this account value for the hypothetical investor by the amount of the initial investment, and annualizing the result for periods of less than one year. Total return may be stated with or without giving effect to any expense limitations in effect for a fund.

         The following table reflects the average annual total return for the 1- and 3- year and since inception periods ending September 30, 1999 for each Fund:

                                    FUND(1)               ACQUIRING FUND
                                   --------               --------------
                             COMMON     INSTITUTIONAL   COMMON  INSTITUTIONAL(2)
                             ------     -------------   ------  ---------------

Average Annual Total Return(3)
  1-year                      39.14%           39.56%   46.05%         N/A
  3-year                      -4.97%           -4.75%   -9.23%         N/A
  Since Inception              1.91%(4)      2.02%(5)   -0.95%(6)      N/A

--------------
(1) On October 23, 1998, pursuant to an Agreement and Plan of Reorganization, the Fund acquired all the assets and liabilities of the Emerging Markets Equity Fund of The RBB Fund, Inc. Performance figures for periods prior to this date reflect the performance of the Emerging Markets Equity Fund of The RBB Fund, Inc.

(2) As of the date of this Prospectus/Proxy Statement, the Acquiring Fund had not issued Institutional Shares. The Institutional Shares of the Acquiring Fund will have substantially similar annual returns as the Common Shares of the Acquiring Fund because the Institutional Shares will be invested in the same investment portfolio as the Common Shares of the Acquiring Fund. The Institutional Shares, however, will have lower expenses than the Common Shares.

(3) If CSAM or its predecessor had not temporarily waived fees and reimbursed expenses, the cumulative total return of each Fund for the one-year and three-year periods and since inception would have been lower.

(4) Inception Date 11/1/96.

(5) Inception Date 2/1/93.

(6) Inception Date 12/30/94.

SHARE OWNERSHIP OF THE FUNDS

         As of November 16, 1999 (the "Record Date"), the officers and Directors of each Fund beneficially owned as a group less than 1% of the outstanding securities of the relevant Fund. To the best knowledge of a Fund, as of the Record Date, no shareholder or "group" (as that term is used in Section 13(d) of the Securities Exchange Act of 1934 (the "1934 Act")), except as set forth below, owned beneficially or of record more than 5% of the outstanding shares of a class of the Fund.

ACQUIRING FUND                                          PERCENT OWNED
                                                      AS OF RECORD DATE

NAME AND ADDRESS                               COMMON SHARES      ADVISOR SHARES
-----------------                             ---------------      -------------

Charles Schwab & Co. Inc.*                          25.69%
Special Custody Account for the
Exclusive Benefit of Customers
Attn: Mutual Funds Dept.
101 Montgomery St.
San Francisco, CA 94104-4122

Salomon Smith Barney Inc.                           18.26%
Book Entry Account
Attn: Matt Maesstri
333 West 34 Street, Mutual Fund Dept. (7 Fl.)
New York, New York 10001-2483

National Financial Services Corp.*                  13.40%
FBO Customers
PO Box 3908
Church Street Station
New York, New York  10008-3908

Donaldson Lufkin & Jenrette*                                           43.07%
P.O. Box 2052
Jersey City, NJ 07303-2052

Lewco Securities Corp*                                                 21.49%
FBO Acct# W68-202016-9-01
34 Exchange Place, 4 FL
Jersey City, NJ 07303-3885

Bear Sterns Securities Corp.*                                          10.24%
FBO 523-00435-14
1 Metrotech Center North
Brooklyn, NY 11201-3820

Banc of America Securities LLC*                                         8.96%
110-45178-16
Attn: Mutual Funds-4th Floor
600 Montgomery Street
San Francisco, CA 94111-2702

Banc of America Securities LLC                                          8.53%
110-41287-13
Attn: Mutual Funds-4th Floor
600 Montgomery Street
San Francisco, CA 94111-2702

Banc of America Securities LLC                                          5.12%
110-39647-12
Attn: Mutual Funds-4th Floor
600 Montgomery Street
San Francisco, CA 94111-2702

Fund                                                   PERCENT OWNED
                                                      AS OF RECORD DATE

NAME AND ADDRESS                       COMMON SHARES       INSTITUTIONAL SHARES
-----------------                     ---------------     ---------------------

Sema And Co*                                68.45%
95400141
12 E 49 St 41 Fl
New York NY 10017

Charles Schwab & Co*                        12.80%
Special Custody Account For The
Exclusive Benefit Of Customers
101 Montgomery St
San Francisco CA 94104-4122

Nat'l Financial Svcs Corp*                   7.85%
FBO Customers
Church St Station
PO Box 3908
New York NY 10008-3908

National Academy Of Sciences*                                    31.51%
2101 Constitution Ave NW
Washington DC 20418-0006

Community Foundation Palm Beach                                  27.46%
Martin Counties Inc
324 Datura St #340
West Palm Beach FL 33401-5420

Sac & Co*                                                        15.32%
12 E 49th St
New York NY 10017-1028

FTC & Co*                                                        15.27%
Attn Datalynx # House Acct
PO Box 173736
Denver CO 80217-3736


* Each Fund believes these entities are not the beneficial owners of shares held of record by them.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

         The following discussion is based upon and qualified in its entirety by the disclosures in the respective Prospectuses and Statements of Additional Information of the Acquiring Fund and the Fund.

         INVESTMENT OBJECTIVES. As stated above each Fund has a substantially similar investment objective. There can be no assurance that any Fund will achieve its investment objective.

         PRIMARY INVESTMENTS. Each Fund seeks to achieve its investment objective by investing primarily in equity securities of issuers from at least three emerging markets. The Acquiring Fund has a broader definition of "emerging markets" than the Fund. Each Fund defines an emerging market as any country generally considered to be an emerging market or developing country by the United Nations, or by the World Bank and the International Finance Corporation
(IFC). In addition, the Acquiring Fund includes in the definition of an emerging market any country (i) included in the IFC Investable Index or the Morgan Stanley Capital International Emerging Markets Index or (ii) having a per-capita gross national product of $2,000 or less. Each Fund may invest in common and preferred stocks, rights and warrants, securities convertible into common or preferred stock, equity interests in trusts and partnership and depositary receipts of an issuer (i) the principal securities trading market for which is in an emerging market; (ii) which derives at least 50% of its revenues (or earnings, in the case of the Acquiring Fund) from goods produced or sold (or investments made, in the case of the Acquiring Fund), or services performed in an emerging market, (or which has at least 50% of its total or net assets situated in one or more emerging markets, in the case of the Acquiring Fund); or
(iii) that is organized under the laws of, and with a principal office in, an emerging market.

         INVESTMENT LIMITATIONS. The Fund and the Acquiring Fund have adopted certain fundamental and non-fundamental investment limitations. Fundamental investment limitations may not be changed without the affirmative vote of the holders of a majority of the relevant Fund's outstanding shares. Each Fund has identical fundamental investment limitations with respect to borrowing money; industry concentration; issuer concentration; making loans; underwriting securities; purchasing or selling real estate; investing in commodities; and issuing senior securities. The Acquiring Fund also has fundamental limitations with respect to short sales of securities; purchasing or selling certain natural resources; and purchasing securities on margin. The Acquiring Fund's fundamental investment limitations with respect to purchasing or selling natural resources and purchasing securities on margin are non-fundamental investment limitations for the Fund. In addition, the Fund has a non-fundamental investment limitation with respect to making investments for the purpose of exercising control or management. The Acquiring Fund has non-fundamental investment limitations with respect to purchasing securities of other investment companies; pledging, mortgaging or hypothecating its assets; investing in illiquid investments; investing in warrants; and making additional investments if the Fund has borrowings in excess of 5% of its net assets.

         CERTAIN INVESTMENT PRACTICES. For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice in italics. The specific risks associated with each of the investment practices described below are defined in the Acquiring Fund's Prospectuses, which accompany this Prospectus/Proxy Statement.

Key to Table:

      /x/     Permitted without limitation; does not indicate actual use

      20% Italic type (e.g., 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

      20% Roman type (e.g. 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use

      / /     Permitted, but not expected to be used to a significant extent

      __      Not permitted


--------------------------------------------------------------------------------
INVESTMENT PRACTICE                                         LIMIT
--------------------------------------------------------------------------------

                                    ACQUIRING
                                                             FUND        FUND
                                                            -----       -----

Borrowing   The borrowing of money from banks to          33 1/3%         30%
meet redemptions or for other temporary or emergency purposes. Speculative exposure risk.

Country/region focus  Investing a significant                 /x/         /x/
portion of fund assets in a single country or region. Market swings in the targeted country or region will be likely to have a greater effect on fund performance than they would in a more geographically diversified equity fund.
Currency, market, political risks.

Currency hedging  Instruments, such as options,               / /         /x/
futures or forwards, intended to manage fund exposure to currency risk. Options, futures or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.(1) Correlation, credit, currency, hedged exposure, liquidity, political, valuation risks.

--------------------------------------------------------------------------------
INVESTMENT PRACTICE                                         LIMIT
--------------------------------------------------------------------------------

                                    ACQUIRING
                                                             FUND        FUND
                                                            -----       -----
Emerging markets Countries generally considered to            /x/         /x/
be relatively less developed or industrialized.
Emerging markets often face economic problems that could subject a fund to increased volatility or substantial declines in value. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose a fund to risks beyond those generally encountered in developed countries. Access, currency, information, liquidity, market, operational, political, valuation risks.

Futures and options on futures  Exchange-traded              / /          / /
contracts that enable a fund to hedge against or speculate on future changes in currency values, interest rates or stock indexes. Futures obligate the fund (or give it the right, in the case of options) to receive or make payment at a specific future time based on those future changes.(1)
Correlation, currency, hedged exposure,
interest-rate, market, speculative exposure risks.(2)

Investment-grade debt securities   Debt securities             5%         35%
rated within the four highest grades (AAA/Aaa through BBB/Baa) by Standard & Poor's or Moody's rating service, and unrated securities of comparable quality. Credit, interest-rate, market risks.

Mortgage-backed and asset-backed securities   Debt            / /         / /
securities backed by pools of mortgages, including passthrough certificates and other senior classes of collateralized mortgage obligations (CMOs), or other receivables. Credit, extension, interest-rate, liquidity, prepayment risks.

Non-investment-grade debt securities  Debt                     5%         35%
securities and convertible securities rated below the fourth-highest grade (BBB/Baa) by Standard &
Poor's or Moody's rating service, and unrated securities of comparable quality. Commonly referred to as junk bonds. Credit, information, interest-rate, liquidity, market, valuation risks.

--------------------------------------------------------------------------------
INVESTMENT PRACTICE                                         LIMIT
--------------------------------------------------------------------------------

                                    ACQUIRING
                                                             FUND        FUND
                                                            -----       -----

Options  Instruments that provide a right to buy              / /         25%
(call) or sell (put) a particular security or an index of securities at a fixed price within a certain time period. A fund may purchase and write both put and call options for hedging or speculative purposes.(1) Correlation, credit, hedged exposure, liquidity, market, speculative exposure risks.

Privatization programs Foreign governments may                /x/         /x/
sell all or part of their interests in
enterprises they own or control. Access, currency, information, liquidity, operational, political, valuation risks.

Restricted and other illiquid securities                      15%         15%
Securities with restrictions on trading, or those not actively traded. May include private placements. Liquidity, market, valuation risks.

Securities lending  Lending portfolio securities          33 1/3%     33 1/3%
to financial institutions; a fund receives cash, U.S. government securities or bank letters of credit as collateral. Credit, liquidity, market, operational risks.

Short sales "against the box"  A short sale where              5%          / /
the fund owns enough shares of the security involved to cover the borrowed securities, if necessary. Liquidity, market, speculative exposure risks.

Special-situation companies Companies                         / /          / /
experiencing unusual developments affecting their market values. Special situations may include acquisition, consolidation, reorganization, recapitalization, merger, liquidation, special distribution, tender or exchange offer, or potentially favorable litigation. Securities of a special-situation company could decline in value and hurt a fund's performance if the anticipated benefits of the special situation do not materialize. Information, market risks.

--------------------------------------------------------------------------------
INVESTMENT PRACTICE                                         LIMIT
--------------------------------------------------------------------------------

                                    ACQUIRING
                                                             FUND        FUND
                                                            -----       -----

Start-up and other small companies   Companies with           /x/         /x/
small relative market capitalizations, including those with continuous operations of less than three years. Information, liquidity, market, valuation risks.

Swaps  A contract between a fund and another party            / /         / /
in which the parties agree to exchange streams of payments based on certain benchmarks. For example, a fund may use swaps to gain access to the performance of a benchmark asset (such as an index or one or more stocks) where the fund's direct investment is restricted. Credit, currency, interest-rate, liquidity, market, political, speculative exposure, valuation risks.

Temporary defensive tactics  Placing some or all              / /         / /
of a fund's assets in investments such as money-market obligations and investment-grade debt securities for defensive purposes. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with a fund's principal investment strategies and might prevent a fund from achieving its goal.

Warrants  Options issued by a company granting the            / /         10%
holder the right to buy certain securities, generally common stock, at a specified price and usually for a limited time. Liquidity, market, speculative exposure risks.

When-issued securities and forward commitments                25%         20%
The purchase or sale of securities for delivery at a future date; market value may change before delivery. Liquidity, market, speculative exposure risks.

--------------

(1) The Funds are not obligated to pursue any hedging strategy and do not represent that these techniques are available now or will be available at any time in the future.

(2) Each Fund is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative by the Commodity Futures Trading Commission.

                             MANAGEMENT OF EACH FUND

         CSAM provides investment advisory services to both Funds under separate advisory agreements. CSAM Ltd. provides sub-investment advisory services to the Fund under a sub-investment advisory agreement. CSAM Ltd. is described in the Prospectuses for the Fund. (The specific persons at CSAM who are responsible for the day-to-day management of the Acquiring Fund are described in the Prospectuses of the Acquiring Fund, which accompany this Prospectus/Proxy Statement.) CSAM Ltd. does not and will not provide sub-investment advisory services to the Acquiring Fund. After consummation of the Acquisition, the Fund's portfolio management team will become part of the portfolio management team of the Acquiring Fund.

         In addition, PFPC Inc. and CSAMSI will continue to provide accounting and co-administrative services as applicable. CSAMSI (or its predecessor) has served as distributor of each Fund since inception and will continue to provide distribution services following the Acquisition. Counsellors Funds Service, Inc. had served as co-administrator of each Fund until October 26, 1999, when CSAMSI became co-administrator of each Fund. State Street Bank and the Trust Company ("State Street") will continue its role as shareholder servicing agent, transfer agent and dividend disbursing agent after consummation of the Acquisition. PFPC Trust Company and State Street will serve as custodian of the U.S. assets and non-U.S. assets, respectively, of the Fund. PricewaterhouseCoopers LLP, the auditor for the Fund, also serves in that capacity for the Acquiring Fund.

         The Acquiring Fund pays a management fee to CSAM of 1.25% of average daily net assets whereas the Fund pays a management fee to CSAM of 1.00% of average daily net assets. The Acquiring Fund pays a co-administration fee CSAMSI of .10% of average daily net assets while the Fund pays CSAMSI a co-administration fee of .05% of the Fund's first $125 million in average daily net assets attributable to the Common Shares and .10% of average daily net assets in excess of $25 million attributable to the Common Shares. CSAM and CSAMSI have, however, agreed to waive their respective fees as described below. The fees paid to PFPC could change over time (and possibly decrease) due to PFPC's different fee structure with the Acquiring Fund. (Whereas the Fund pays PFPC a fee calculated at an annual rate of .125% of its average daily net assets, subject to a minimum annual fee and exclusive of out-of-pocket expenses, the Acquiring Fund pays PFPC a fee calculated at an annual rate of .12% of its first $250 million in average daily net assets, .10% of the next $250 million in average daily net assets, .08% of the next $250 million in average daily net assets, and .05% of average daily net assets over $750 million, subject to a minimum annual fee and exclusive of out-of-pocket expenses.) Importantly, the distribution fee of the Fund would remain unchanged following the Acquisition and CSAM and CSAMSI, as applicable, have agreed to waive fees, and CSAM has agreed to reimburse expenses, for the two-year period beginning on the Closing Date to the extent necessary (a) for the management fee payable by the Acquiring Fund to be no higher than the management fee payable by the Fund as set forth in the Fund's investment advisory agreement with CSAM, (b) for the co-administration fee payable by the Acquiring Fund to be no higher than the co-administration fee payable by the Fund as set forth in the Fund's co-administration agreement with CSAMSI and (c) to maintain the net expense ratio of each class of the Acquiring Fund at a level no higher than the lower of that of the corresponding class of the Fund or the Acquiring Fund as of the 30-day period ended on such date.


                       INTEREST OF CSAM IN THE ACQUISITION

         CSAM may be deemed to have an interest in the Plan and the Acquisition because it provides investment advisory services to each Fund. CSAM receives compensation from each Fund for services it provides pursuant to separate advisory agreements. The terms and provisions of these arrangements are described in each Fund's Prospectuses and Statement of Additional Information. Future growth of assets of the Acquiring Fund, if any, can be expected to increase the total amount of fees payable to CSAM and its affiliates and to reduce the amount of fees and expenses required to be waived to maintain total fees and expenses of the Acquiring Fund at agreed upon levels. [CSAM may also be deemed to have an interest in the Plan and the Acquisition because, as of the Record Date, it or one or more of its affiliates possessed or shared voting power or investment power as a beneficial owner or as a fiduciary on behalf of its customers or employees in the Fund (see "Information About the Acquisition -- Share Ownership of the Fund" above).] CSAM and its affiliates have advised the Fund that they intend to vote the shares over which they have voting power at the Meeting (i) in the manner instructed by the customers for which such shares are held or (ii) in the event that such instructions are not received or where shares are held directly or on behalf of employees, in the same proportion as votes cast by other shareholders. See "Voting Information."
         CSAM may also be deemed to have an interest in the Plan and Acquisition because its affiliate, CSAMSI, serves as the co-administrator and distributor for both the Fund and the Acquiring Fund. As such, CSAMSI receives compensation for its services.


                       INFORMATION ON SHAREHOLDERS' RIGHTS

         GENERAL. Each Fund is an open-end, non-diversified management investment company registered under the 1940 Act, which continuously offers to sell shares at its current net asset values. The Fund is a Maryland corporation that was incorporated on July 31, 1998 and is governed by its Articles of Incorporation, By-Laws and Board of Directors. The Acquiring Fund is also a Maryland corporation organized on December 23, 1993 and is similarly governed by its Articles of Incorporation, By-Laws and Board of Directors. Each Fund is also governed by applicable state and federal law. Each Fund has an authorized capital of three billion shares of common stock with a par value of $.001 per share. In each Fund, shares represent interests in the assets of the relevant Fund and have identical voting, dividend, liquidation and other rights on the same terms and conditions except that expenses related to the distribution of each class of shares of the relevant Fund are borne solely by such class and each class of shares has exclusive voting rights with respect to provisions of such Fund's Rule 12b-1 distribution plan, if any, pertaining to that particular class.

         MULTI-CLASS STRUCTURE. Each Fund is authorized to offer Common, Institutional and Advisor shares. The Fund does not currently offer Advisor Shares. The Acquiring Fund expects to continue to offer both Common shares and Advisor Shares, and to commence offering Institutional shares following the Acquisition.

         DIRECTORS. The By-Laws of each Fund provide that the term of office of each Director shall be from the time of his or her election and qualification until his or her successor shall have been elected and shall have qualified. Any Director of either Fund may be removed by the vote of at least a majority of the shares of capital stock then entitled to be cast for the election of Directors. Vacancies on the Boards of either Fund may be filled by the Directors remaining in office, provided that no vacancy or vacancies may be filled by action of the remaining Directors if, after the filling of the vacancy or vacancies, fewer than two-thirds of the Directors then holding office shall have been elected by the shareholders of the relevant Fund. A meeting of shareholders will be required for the purpose of electing Directors whenever (a) fewer than a majority of the Directors then in office were elected by shareholders of the relevant Fund or (b) a vacancy exists that may not be filled by the remaining Directors.

         VOTING RIGHTS. Neither Fund holds a meeting of shareholders annually, and there normally is no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors of the relevant Fund holding office have been elected by shareholders or a vacancy exists that may not be filled by the remaining Directors. At such times, the Directors then in office will call a shareholders' meeting for the election of Directors.

         LIQUIDATION OR TERMINATION. In the event of the liquidation or termination of either Fund, the shareholders of the relevant Fund are entitled to receive, when and as declared by the Directors, the excess of the assets over the liabilities belonging to such Fund. In either case, the assets so distributed to shareholders will be distributed among the shareholders in proportion to the number of shares held by them and recorded on the books of such Fund.

         LIABILITY OF DIRECTORS. The Articles of Incorporation of each Fund provide that its Directors and officers shall not be liable for monetary damages for breach of fiduciary duty as a Director or officer, except to the extent such exemption is not permitted by law. The Articles of Incorporation of each Fund provide that the relevant Fund shall indemnify each Director and officer and permit advances for the payment of expenses relating to the matter for which identification is sought, each to the fullest extent permitted by Maryland General Corporation Law and other applicable law. Pursuant to the Plan, the Acquiring Fund extends this same protection to current Directors and officers of the Fund for liability relating to that Fund.

         RIGHTS OF INSPECTION. Maryland law permits any shareholder of either Fund or any agent of such shareholder to inspect and copy, during usual business hours, the By-Laws, minutes of shareholder proceedings, annual statements of the affairs and voting trust agreements of the relevant Fund on file at its principal offices.

         SHAREHOLDER LIABILITY. Under Maryland law, shareholders of either Fund do not have personal liability for corporate acts and obligations. Shares of the Acquiring Fund issued to the shareholders of the Fund in the Acquisition will be fully paid and nonassessable when issued, transferable without restrictions and will have no preemptive rights.

         The foregoing is only a summary of certain characteristics of the operations of the Acquiring Fund and the Fund. The foregoing is not a complete description of the documents cited. Shareholders should refer to the provisions of the corporate documents and state laws governing each Fund for a more thorough description.


                             ADDITIONAL INFORMATION

         The Acquiring Fund and the Fund are each subject to the informational requirements of the 1934 Act and the 1940 Act and in accordance therewith file reports and other information including proxy material, reports and charter documents, with the SEC. These materials can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the New York Regional Office of the SEC at 7 World Trade Center, Suite 1300, New York, New York 10048. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates. The Prospectuses and the Statement of Additional Information for the Acquiring Fund, along with related information, may be found on the SEC website as well (http://www.sec.gov).


                               VOTING INFORMATION

         This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of Directors of the Fund to be used at the Special Meeting of Shareholders of the Fund to be held at 3:30 p.m. on January 27, 2000, at the offices of the Fund, 466 Lexington Avenue, New York, New York 10017 and at any adjournment(s) thereof. This Prospectus/Proxy Statement, along with a Notice of the Meeting and proxy card(s), is first being mailed to shareholders of the Fund on or about December 3, 1999. Only shareholders of record as of the close of business on the Record Date will be entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof. As of the Record Date, the Fund had the following shares outstanding and entitled to vote:
[INSERT]. The holders of one-third of the shares of a Fund outstanding at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the

Special Meeting of the Fund. For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a " vote for purposes of obtaining the requisite approval of the Plan. If the enclosed proxy is properly executed and returned in time to be voted at the Special Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Executed, but unmarked proxies (i.e., executed proxies in which there is no indication of the shareholder's voting instructions) will be voted FOR approval of the Plan and FOR approval of any other matters deemed appropriate. A proxy may be revoked at any time on or before the Special Meeting by the subsequent execution and submission of a revised proxy, by written notice to Hal Liebes, Secretary of the Fund, 466 Lexington Avenue, New York, New York 10017 or by voting in person at the Special Meeting.

         Approval of the Plan will require the affirmative vote of a majority of the Fund's outstanding shares, voting in the aggregate without regard to class, in person or by proxy, if a quorum is present. Shareholders of the Fund are entitled to one vote for each share.

         Proxy solicitations will be made primarily by mail, but proxy solicitations also may be made by telephone, facsimile or personal interviews conducted by officers and employees of CSAM and its affiliates [and/or by D.F. King & Co., Inc.]. All expenses of the Acquisition, which are currently estimated to be $[INSERT], including the costs of the proxy solicitation and the preparation of enclosures to the Prospectus/Proxy Statement, reimbursement of expenses of forwarding solicitation material to beneficial owners of shares of the Fund and expenses incurred in connection with the preparation of this Prospectus/Proxy Statement, will be borne by CSAM or its affiliates (excluding extraordinary expenses not normally associated with transactions of this type). It is anticipated that banks, brokerage houses and other institutions, nominees and fiduciaries will be requested to forward proxy materials to beneficial owners and to obtain authorization for the execution of proxies. CSAM or its affiliates, may, upon request, reimburse banks, brokerage houses and other institutions, nominees and fiduciaries for their expenses in forwarding proxy materials to beneficial owners.

         In the event that a quorum necessary for the shareholders' meeting is not present or sufficient votes to approve the Acquisition are not received prior to 3:30 p.m. on January 27, 2000, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. In determining whether to adjourn the Special Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares of the Fund present in person or by proxy and entitled to vote at the Special Meeting. The persons named as proxies will vote upon a decision to adjourn the Special Meeting after consideration of the best interests of all shareholders of the Fund.

         As of the Record Date, CSAM (or its affiliates) possessed or shared voting power or investment power as a fiduciary on behalf of its customers, with respect to the Fund as set forth above under "Information About the Acquisition -- Share Ownership of the Fund."


                                 OTHER BUSINESS

         The Fund's Board of Directors knows of no other business to be brought before the Special Meeting. However, if any other matters come before the Special Meeting, proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed Proxy Card(s).

         The approval of shareholders of the Acquiring Fund is not required in order to affect the Acquisition and, accordingly, the votes of the shareholders of the Acquiring Fund are not being solicited by this Prospectus/Proxy Statement.


                        FINANCIAL STATEMENTS AND EXPERTS

         The audited statement of net assets of each Fund, including the schedule of portfolio investments, as of August 31, 1999 and October 31, 1998 for the Fund and the Acquiring Fund, respectively, the related statements of operations for the year and/or period then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years (or such shorter period as the relevant Fund, or share class, has been in existence) in the period then ended, have been incorporated by reference into this Prospectus/Proxy Statement in reliance upon the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of such firm as experts in accounting and auditing.

         The unaudited financial information contained in the Acquiring Fund's semi-annual report for the period ended April 30, 1999 is also incorporated by reference.


                                  LEGAL MATTERS

         Certain legal matters concerning the issuance of shares of the Acquiring Fund will be passed upon by Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099, counsel to the Acquiring Fund. In rendering such opinion, Willkie Farr & Gallagher may rely on an opinion of Venable Baetjer and Howard, L.L.P. as to certain matters under Maryland law.

                                    EXHIBIT A

                         FORM OF PLAN OF REORGANIZATION

                      AGREEMENT AND PLAN OF REORGANIZATION


         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ___ day of [INSERT], 1999, between and among Warburg, Pincus Emerging Markets Fund, Inc., a Maryland corporation (the "Acquiring Fund"), and Warburg, Pincus Emerging Markets II Fund, Inc., a Maryland corporation (the "Fund" and, together with the Acquiring Fund, the "Funds"), and, solely for purposes of
Section 9.2 hereof, Credit Suisse Asset Management, LLC, a limited liability company organized under the laws of the State of Delaware ("CSAM").

         This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization of the Fund (collectively, the "Reorganizationwill consist of the transfer of substantially all of the assets of the Fund in exchange solely for shares of the applicable class or classes of common stock (collectively, the "Shares") of the Acquiring Fund, and the assumption by the Acquiring Fund of liabilities of the Fund, and the distribution, on or after the Closing Date hereinafter referred to, of Shares of the Acquiring Fund ("Acquiring Fund Shares") to the shareholders of the Fund in liquidation of the Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Board of Directors of the Fund has determined that the exchange of all of the assets of the Fund for Acquiring Fund Shares and the assumption of the liabilities of the Fund by the Acquiring Fund is in the best interests of the Fund and that the interests of the existing shareholders of the Fund would not be diluted as a result of this transaction; and

         WHEREAS, the Board of Directors of the Acquiring Fund has determined that the exchange of all of the assets of the Fund for Acquiring Fund Shares is in the best interests of the Acquiring Fund's shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction.

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

         1. Transfer of Assets of the Fund in Exchange for Acquiring Fund Shares and Assumption of the Fund's Liabilities and Liquidation of the Fund

         1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Fund agrees to transfer its assets as set forth in paragraph 1.2 to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, of each class of the Fund determined by dividing the value of the Fund's net assets attributable to each such class of shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class; and (ii) to assume the liabilities of the Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

         1.2. (a) The assets of the Fund to be acquired by the Acquiring Fund shall consist of all property including, without limitation, all cash, securities and dividend or interest receivables that are owned by or owed to the Fund and any deferred or prepaid expenses shown as an asset on the books of the Fund on the closing date provided in paragraph 3.1 (the "Closing Date").

         (b) The Fund has provided the Acquiring Fund with a list of all its assets as of the date of execution of this Agreement. The Fund reserves the right to sell any of these securities but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest. The Fund will, within a reasonable time prior to the Closing Date, furnish the Acquiring Fund with a list of the securities, if any, on the Fund's list referred to in the first sentence of this paragraph which do not conform to the Acquiring Fund's investment objective, policies and restrictions. In the event that the Fund holds any investments which the Acquiring Fund may not hold, the Fund will dispose of such securities prior to the Closing Date. In addition, if it is determined that the portfolios of the Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Fund, if requested by the Acquiring Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

         1.3. The Fund will endeavor to discharge all its known liabilities and obligations prior to the Closing Date, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. The Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves, including those liabilities reflected on an unaudited statement of assets and liabilities of the Fund prepared by PFPC, Inc., each Fund's accounting agent ("PFPC"), as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall also assume any liabilities, expenses, costs or charges incurred by or on behalf of the Fund specifically arising from or relating to the operations and/or transactions of the Fund prior to and including the Closing Date but which are not reflected on the above-mentioned statement of assets and liabilities, including any liabilities, expenses, costs or charges arising under paragraph 5.10 hereof.

         1.4. As provided in paragraph 3.4, as soon on or after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Fund will liquidate and distribute pro rata to the Fund's shareholders of record determined as of the close of business on the Closing Date (the "Fund Shareholders") the Acquiring

Fund Shares it receives pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Fund's shareholders representing the respective pro rata number of the Acquiring Fund Shares of the particular class due such shareholders. All issued and outstanding shares of the Fund will simultaneously be canceled on the books of the Fund, although share certificates representing interests in the Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with Section 2.3. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

         1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's current prospectuses and statement of additional information.

         1.6. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Fund Shares on the books of the Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.7. Any reporting responsibility of the Fund is and shall remain the responsibility of the Fund up to and including the applicable Closing Date and such later dates on which the Fund is terminated.

         2. Valuation

         2.1. The value of the Fund's assets to be acquired hereunder shall be the value of such assets computed as of the close of regular trading on The New York Stock Exchange, Inc. (the "NYSE") on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Fund's then current prospectuses or statements of additional information.

         2.2. The number of Shares of each class of the Acquiring Fund to be issued (including fractional shares, if any) in exchange for the Fund's net assets shall be determined by dividing the value of the net assets of the Fund attributable to the respective classes of Shares determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value per Share of such class of the Acquiring Fund computed as of the close of regular trading on the NYSE on the Closing Date, using the valuation procedures set forth in the Acquiring Fund's then current prospectuses or statement of additional information.

         2.3. All computations of value shall be made by PFPC Inc. in accordance with its regular practice as pricing agent for the Fund and the Acquiring Fund.

         3. Closing and Closing Date

         3.1. The Closing Date for the Reorganization shall be January 28, 2000, or such other date as the parties to such Reorganization may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of trading on the NYSE on the Closing Date unless otherwise provided. The Closing shall be held as of [4:00 p.m.], at the offices of Willkie Farr & Gallagher or at such other time and/or place as the parties may agree.

         3.2. The custodian for the Acquiring Fund (the "Custodian") shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Fund's portfolio securities, cash and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date and (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made, in conjunction with the delivery of portfolio securities.

         3.3. In the event that on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Fund shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Fund is impracticable, the applicable Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.4. The Fund shall deliver at the Closing a list of the names and addresses of the Fund's shareholders and the number and class of outstanding Shares owned by each such shareholder immediately prior to the Closing or provide evidence that such information has been provided to the Acquiring Fund's transfer agent. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited to the Fund's account on the Closing Date to the Secretary of the Fund or provide evidence satisfactory to the Fund that such Acquiring Fund Shares have been credited to the Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the relevant other parties such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

         4. Representations and Warranties

         4.1. The Fund represents and warrants to the Acquiring Fund as follows:

         (a) The Fund is a Maryland corporation duly organized, validly existing and in good standing under the laws of the State of Maryland;

         (b) The Fund is a registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect;

         (c) The Fund is not, and the execution, delivery and performance of this Agreement will not result, in a violation of its Charter or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking to which the Fund is a party or by which the Fund or its property is bound or affected;

         (d) There are no contracts or other commitments (other than this Agreement) of the Fund which will be terminated with liability to the Fund prior to the Closing Date;

         (e) Except as previously disclosed in writing to and accepted by the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Fund knows of no facts which might form the basis for the institution of such proceedings and is not party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or the business of the Fund or its ability to consummate the transactions herein contemplated;

         (f) The Statements of Assets and Liabilities, including the Investment Portfolio, Operations, and Changes in Net Assets, and the Financial Highlights of the Fund at and for each of the fiscal years ended August 31 in the period beginning with commencement of the Fund and ending August 31, 1999 have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Fund as of such dates, and there are no known contingent liabilities of the Fund as of such dates not disclosed therein;

         (g) Since August 31, 1999, there has not been any material adverse change in the Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Fund of indebtedness maturing more than one year from the date that such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (g), a decline in net asset value per share or the total assets of the Fund in the ordinary course of business shall not constitute a material adverse change;

         (h) At the date hereof and the Closing Date, all federal and other tax returns and reports, including extensions, of the Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (i) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Fund has met the requirements of Subchapter M of the

Code for qualification and treatment as a regulated investment company; all of the Fund's issued and outstanding shares have been offered and sold in compliance in all material respects with applicable federal and state securities laws;

         (j) All issued and outstanding shares of each class of the Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Fund. All of the issued and outstanding shares of the Fund will, at the time of Closing, be held by the persons and the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Fund's shares, nor is there outstanding any security convertible into any of the Fund's shares;

         (k) At the Closing Date, the Fund will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act with respect to privately placed or otherwise restricted securities that the Fund may have acquired in the ordinary course of business and which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

         (l) The execution, delivery and performance of this Agreement has been duly authorized by all necessary actions on the part of the Fund's Board of Directors, and subject to the approval of the Fund's shareholders, this Agreement will constitute a valid and binding obligation of the Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (m) The information to be furnished by the Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

         (n) The current prospectus and statements of additional information of the Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

         (o) Insofar as the following relate to the Fund, the registration statement filed by the Acquiring Fund on Form N-14 relating to Acquiring Fund Shares that will be registered with the Commission pursuant to this Agreement, which, without limitation, shall include a proxy statement of the Fund (the "Proxy Statement') and the prospectuses of the Acquiring Fund with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto, and the documents contained or incorporated therein by reference (the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of any shareholders' meeting referred to herein, on the Valuation Date and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act") and the 1940 Act and the rules and regulations under those Acts, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Fund for use therein.

         4.2. The Acquiring Fund represents and warrants to the Fund as follows:

         (a) The Acquiring Fund is a Maryland corporation, duly organized, validly existing and in good standing under the laws of the State of Maryland;

         (b) The Acquiring Fund is a registered investment company classified as a management company of the open-end type and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

         (c) The current prospectuses and statement of additional information filed as part of the Acquiring Fund registration statement on Form N-1A (the "Acquiring Fund Registration Statement") conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission under those Acts and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

         (d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

         (e) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result in, a violation of its Charter or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund or its property is bound;

         (f) Except as previously disclosed in writing to and accepted by the Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein;

         (g) Since October 31, 1998, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund shares by Acquiring Fund Shareholders shall not constitute a material adverse change;

         (h) At the Closing Date, all federal and other tax returns and reports, including extensions, of the Acquiring Fund required by law then to be filed shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof;

         (i) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code;

         (j) At the date hereof, all issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, with no personal liability attaching to the ownership thereof. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

         (k) The execution, delivery and performance of this Agreement has been duly authorized by all necessary actions on the part of the Acquiring Fund's Board of Directors, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (l) The Acquiring Fund Shares to be issued and delivered to the Fund, for the account of the Fund's shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable with no personal liability attaching to the ownership thereof;

         (m) Insofar as the following relate to the Acquiring Fund, the N-14 Registration Statement, on the effective date of the N-14 Registration Statement, at the time of any shareholders' meeting referred to herein, on the Valuation Date and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations under those Acts, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the proxy statement and the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Fund for use therein; and

         (n) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

         5. Covenants of the Fund and the Acquiring Fund

         5.1. The Acquiring Fund and the Fund will operate its business in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

         5.2. The Fund will call a meeting of its shareholders to consider and act upon this Agreement and to take all other actions necessary to obtain approval of the transactions contemplated herein.

         5.3. The Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         5.4. The Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Fund's Shares.

         5.5. Subject to the provisions of this Agreement, the Acquiring Fund and the Fund each will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

         5.6. The Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement referred to in paragraph 4.1(o), all to be included in the N-14 Registration Statement, in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of the Fund's shareholders to consider approval of this Agreement and the transactions contemplated herein.

         5.7. The Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of the Acquiring Fund Registration Statement.

         5.8. As promptly as practicable, but in any case within thirty days of the Closing Date, the Fund shall furnish the Acquiring Fund with a statement containing information required for purposes of complying with Rule 24f-2 under the 1940 Act. A notice pursuant to Rule 24f-2 will be filed by the Acquiring Fund offsetting redemptions by the Fund during the fiscal year ending on or after the applicable Closing Date against sales of Acquiring Fund Shares and the Fund agrees that it will not net redemptions during such period by the Fund against sales of its shares.

         5.9. The Acquiring Fund agrees to indemnify and advance expenses to each person who at the time of the execution of this Agreement serves as a Director or Officer ("Indemnified Person") of the Fund, against money damages actually and reasonably incurred by such Indemnified Person in connection with any claim that is asserted against such Indemnified Person arising out of such person's service as a Director or officer of the Fund with respect to matters specifically relating to the Fund, provided that such indemnification and advancement of expenses shall be permitted to the fullest extent that is available under the Maryland General Corporation law and other applicable law. This paragraph 5.9 shall not protect any such Indemnified Person against any liability to the Fund, the Acquiring Fund or their shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or from reckless disregard of the duties involved in the conduct of his office. An Indemnified Person seeking indemnification shall be entitled to advances from the Acquiring Fund for payment of the reasonable expenses incurred by him in connection with the matter as to which he is seeking indemnification in the manner and to the fullest extent permissible under the Maryland General Corporation law and other applicable law. Such Indemnified Person shall provide to the Acquiring Fund a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Acquiring Fund has been met and a written undertaking to repay any advance if it should ultimately be determined that the standard of conduct has not been met. In addition, at least one of the following additional conditions shall be met: (a) the Indemnified Person shall provide security in form and amount acceptable to the Acquiring Fund for its undertaking; (b) the Acquiring Fund is insured against losses arising by reason of the advance; or (c) either a majority of a quorum of disinterested non-party Directors of the Acquiring Fund (collectively, the "Disinterested Directors"), or independent legal counsel experienced in mutual fund matters, selected by the Indemnified Person, in a written opinion, shall have determined, based on a review of facts readil available to the Acquiring Fund at the time the advance is proposed to be made, that there is reason to believe that the Director will ultimately be found to be entitled to indemnification.

         5.10. The Acquiring Fund agrees to take no action that would adversely affect the qualification of the Reorganization as a reorganization under Section 368(a) of the Code. In this regard, the Acquiring Fund covenants that, following the Reorganization, it (a) will (i) continue the historic business of the Fund or (ii) use a significant portion of the Fund's historic business assets in a business, and (b) will not sell or otherwise dispose of any of the assets of the Fund, except for dispositions in the ordinary course of business or transfers to a corporation (or other entity classified for federal income tax purposes as an association taxable as a corporation) that is "controlled" by the Acquiring Fund within the meaning of Section 368(c) of the Code.

         6. Conditions Precedent to Obligations of the Fund

         The obligations of the Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

         6.1. All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the actions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

         6.2. The Acquiring Fund shall have delivered to the Fund a certificate executed in its name by its President or Vice President and its Secretary, Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Fund shall reasonably request;

         6.3. The Fund shall have received a written agreement from (a) CSAM to waive a portion of the management fee charged to the Acquiring Fund to the extent necessary for the management fee payable by the Acquiring Fund for the two-year period beginning on the Closing Date to be no higher than the management fee payable by the Fund as set forth in the Fund's investment advisory agreement with CSAM, (b) Credit Suisse Asset Management Securities, Inc. ("CSAMSI") to waive a portion of its co-administration fee charged to the Acquiring Fund to the extent necessary for the co-administration fee payable by the Acquiring Fund for the two-year period beginning on the Closing Date to be no higher than the co-administration fee payable by the Fund as set forth in the Fund's co-administration agreement with CSAMSI and (c) CSAM to maintain the net expense ratio of each class of the Acquiring Fund for the two-year period beginning on the Closing Date at a level no higher than the lower of that of the corresponding class of the Fund or the Acquiring Fund as of the 30-day period ended on such date. These expense ratios will be in effect except for increases in expense ratios due to redemptions of shares outside of the ordinary course of business; and

         6.4. The Fund shall have received on the Closing Date a favorable opinion from Willkie Farr & Gallagher, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Fund, covering the following points:

         That (a) the Acquiring Fund is a validly existing corporation and in good standing under the laws of the State of Maryland, has the corporate power to own all of its properties and assets and to carry on its business as a registered investment company; (b) the Agreement has been duly authorized, executed and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of the Agreement by the other parties thereto, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles; (c) the Acquiring Fund Shares to be issued to the Fund's shareholders as provided by this Agreement are duly authorized and upon such delivery will be validly issued and outstanding and are fully paid and nonassessable with no personal liability attaching to ownership thereof, and no shareholder of the Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof; (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Acquiring Fund's Charter or By-Laws or in a material violation of any provision of any agreement (known to such counsel) to which the Acquiring Fund is a party or by which it or its property is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it or its property is bound; (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or state of Maryland is required for the consummation by the Acquiring Fund of the actions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; (f) only insofar as they relate to the Acquiring Fund, the descriptions in the Proxy Statement of statutes, legal and governmental proceedings, investigations, orders, decrees or judgments of any court or governmental body in the United States and contracts and other documents, if any, are accurate and fairly present the information required to be shown; (g) such counsel does not know of any legal, administrative or governmental proceedings, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Acquiring Fund or its assets or properties, pending, threatened or otherwise existing on or before the effective date of the N-14 Registration Statement or the Closing Date, which are required to be described in the N-14 Registration Statement or to be filed as exhibits to the N-14 Registration Statement which are not described and filed as required; (h) the Acquiring Fund is registered as an investment company under the 1940 Act and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; (i) the Proxy Statement and the Acquiring Fund Registration Statement (except as to financial and statistical data contained therein, as to which no opinion need be given) comply as to form in all material respects with the requirements of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and (j) the Acquiring Fund Registration Statement is effective under the 1933 Act and the 1940 Act and no stop-order suspending its effectiveness or order pursuant to section 8(e) of the 1940 Act has been issued.

         In addition, such counsel also shall state that they have participated in conferences with officers and other representatives of the Acquiring Fund at which the contents of the Proxy Statement, the Acquiring Fund Registration Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Proxy Statement and the Acquiring Fund Registration Statement (except to the extent indicated in paragraph (i) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions and certificates of officers and other representatives of the Acquiring Fund), they do not believe that the Proxy Statement and the Acquiring Fund Registration Statement as of their respective dates, as of the date of the Fund shareholders' meeting, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Acquiring Fund or necessary to make the statements therein regarding the Acquiring Fund, in the light of the circumstances under which they were made, not misleading.

         Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or other financial data, or as to the information relating to the Fund, contained in the Proxy Statement, N-14 Registration Statement or Acquiring Fund Registration Statement, and that such opinion is solely for the benefit of the Fund, its Directors and its officers. Such counsel may rely as to matters governed by the laws of the state of Maryland on an opinion of Maryland counsel and/or certificates of officers or directors of the Acquiring Fund. Such opinion also shall include such other matters incident to the transaction contemplated hereby, as the Fund may reasonably request.

         In this paragraph 6.4, references to the Proxy Statement include and relate only to the text of such Proxy Statement and not, except as specifically stated above, to any exhibits or attachments thereto or to any documents incorporated by reference therein.

         7. Conditions Precedent to Obligations of the Acquiring Fund

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1. All representations and warranties of the Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

         7.2. The Fund shall have delivered to the Acquiring Fund a statement of the Fund's assets and liabilities as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Fund;

         7.3. The Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request; and

         7.4. The Acquiring Fund shall have received on the Closing Date a favorable opinion of Willkie Farr & Gallagher, counsel to the Fund, in a form satisfactory to the Secretary of the Acquiring Fund, covering the following points:

         That (a) the Fund is a validly existing corporation and in good standing under the laws of the State of Maryland and has the statutory power to own all of its properties and assets and to carry on its business as a registered investment company; (b) the Agreement has been duly authorized, executed and delivered by the Fund and, assuming due authorization, execution and delivery of the Agreement by the other parties hereto, is a valid and binding obligation of the Fund enforceable against the Fund in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles; (c) the execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Fund's Charter or By-Laws or a material violation of any provision of any agreement (known to such counsel) to which the Fund is a party or by which it or its properties are bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment or decree to which the Fund is a party or by which it or its properties are bound,
(d) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or state of Maryland is required for the consummation by the Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; (e) the

Proxy Statement (except as to financial and statistical data contained therein, as to which no opinion need be given) complies as to form in all material respects with the requirements of the 1934 Act and the 1940 Act and the rules and regulations thereunder; (f) such counsel does not know of any legal, administrative or governmental proceedings, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Fund or its assets or properties, pending, threatened or otherwise existing on or before the effective date of the N-14 Registration Statement or the Closing Date, which are required to be described in the N-14 Registration Statement or to be filed as exhibits to the N-14 Registration Statement which are not described and filed as required or which materially and adversely affect the Fund's business; and (g) the Fund is registered as an investment company under the 1940 Act and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

         Such counsel also shall state that they have participated in conferences with officers and other representatives of the Fund at which the contents of the Proxy Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Proxy Statement (except to the extent indicated in paragraph (e) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions and certificates of officers and other representatives of the Fund), they do not believe that the Proxy Statement as of its date, as of the date of the Fund's shareholder meeting, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Fund or necessary in the light of the circumstances under which they were made, to make the statements therein regarding the Fund not misleading.

         Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or other financial data, or as to the information relating to the Acquiring Fund, contained in the Proxy Statement or N-14 Registration Statement, and that such opinion is solely for the benefit of the Acquiring Fund and its directors and officers. Such opinion also shall include such other matters incident to the transaction contemplated hereby as the Acquiring Fund may reasonably request.

         In this paragraph 7.4, references to the Proxy Statement include and relate only to the text of such Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

         7.5. The Acquiring Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to the Acquiring Fund dated as of the effective date of the N-14 Registration Statement in form and substance satisfactory to the Acquiring Fund, to the effect that:

         (a) they are independent public accountants with respect to the Fund within the meaning of the 1933 Act and the applicable regulations thereunder;

         (b) in their opinion, the financial statements and financial highlights of the Fund included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material aspects with the applicable accounting requirements of the 1933 Act and the rules and regulations thereunder; and

         (c) on the basis of limited procedures agreed upon by the Acquiring Fund and the Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), specified information relating to the Fund appearing in the N-14 Registration Statement and the Proxy Statement has been obtained from the accounting records of such Fund or from schedules prepared by officers of the Fund having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

         7.6. The Fund shall have delivered to the Acquiring Fund, pursuant to paragraph 4.1(f), copies of financial statements of the Fund as of and for the fiscal year ended August 31, 1999.

         7.7. The Acquiring Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to the Acquiring Fund and dated as of the Closing Date stating that, as of a date no more than three (3) business days prior to the Closing Date, PricewaterhouseCoopers LLP performed limited procedures and that on the basis of those procedures it confirmed the matters set forth in paragraph 7.5.

         7.8. The Board of Directors of the Fund, including a majority of the directors who are not "interested persons" of the Fund (as defined by the 1940
Act), shall have determined that this Agreement and the transactions contemplated hereby are in the best interests of the Fund and that the interests of the shareholders in the Fund would not be diluted as a result of such transactions, and the Fund shall have delivered to the Acquiring Fund at the Closing, a certificate, executed by an officer, to the effect that the condition described in this subparagraph has been satisfied.

         8. Further Conditions Precedent to Obligations of the Acquiring Fund and the Fund

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquiring Fund, the Fund shall, and if any of such conditions do not exist on or before the Closing Date with respect to the Fund, the Acquiring Fund shall, at their respective option, not be required to consummate the transactions contemplated by this Agreement.

         8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding Shares of the Fund in accordance with the provisions of the Fund's Charter and applicable law and certified copies of the votes evidencing such approval shall have been delivered to the Acquiring Fund.

         8.2. On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities, including "no-action" positions of and exemptive orders from such federal and state authorities) deemed necessary by the Acquiring Fund or the Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Fund, provided that either party hereto may for itself waive any of such conditions.

         8.4. The N-14 Registration Statement and the Acquiring Fund Registration Statement shall each have become or be effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5. The parties shall have received a favorable opinion of Willkie Farr & Gallagher, addressed to, and in form and substance satisfactory to, the Fund and the Acquiring Fund, substantially to the effect that for federal income tax purposes:

         (a) The transfer of all or substantially all of the Fund's assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of liabilities of the Fund, and the distribution of such Acquiring Fund Shares to shareholders of the Fund in exchange for their shares of the Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (b) no gain or loss will be recognized by the Acquiring Fund on the receipt of the assets of the Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of liabilities of the Fund; (c) no gain or loss will be recognized by the Fund upon the transfer of the Fund's assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of liabilities of the Fund or upon the distribution of the Acquiring Fund Shares to the Fund's shareholders in exchange for their shares of the Fund; (d) no gain or loss will be recognized by shareholders of the Fund upon the exchange of their Fund shares for the Acquiring Fund Shares or upon the assumption by the Acquiring Fund of liabilities of the Fund; (e) the aggregate tax basis for the Acquiring Fund Shares received by each of the Fund's shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the Fund Shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Fund shareholder will include the period during which the Fund Shares exchanged therefor were held by such shareholder (provided that the Fund Shares were held as capital assets on the date of the Reorganization); and (f) the tax basis of the Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Fund immediately prior to the Reorganization, and the holding period of the assets of the Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Fund.

         Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Fund may waive the conditions set forth in this paragraph 8.5.

         9. Brokerage Fees and Expenses; Other Agreements

         9.1. The Acquiring Fund represents and warrants to the Fund, and the Fund represents and warrants to the Acquiring Fund, that there are no brokers or finders or other entities to receive any payments in connection with the transactions provided for herein.

         9.2. CSAM or its affiliates agrees to bear the reasonable expenses incurred in connection with the transactions contemplated by this Agreement, whether or not consummated (excluding extraordinary expenses such as litigation expenses, damages and other expenses not normally associated with transactions of the type contemplated by this Agreement). These expenses consist of: (i) expenses associated with preparing this Agreement, the N-14 Registration Statement and expenses of the shareholder meetings; (ii) preparing and filing the N-14 Registration Statement covering the Acquiring Fund Shares to be issued in the Reorganization; (iii) registration or qualification fees and expenses of preparing and filing such forms, if any, necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection with the Reorganization; (iv) postage; printing; accounting fees; and legal fees incurred by the Acquiring Fund and by the Fund in connection with the transactions contemplated by this Agreement; (v) solicitation costs incurred in connection with the shareholders meeting referred to in clause (i) above and paragraph 5.2 hereof and (vi) any other reasonable Reorganization expenses.

         9.3. Any other provision of this Agreement to the contrary notwithstanding, any liability of either Fund under this Agreement, or in connection with the transactions contemplated herein with respect to such Fund, shall be discharged only out of the assets of such Fund.

         10. Entire Agreement; Survival of Warranties

         10.1. The Acquiring Fund and the Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement among the parties.

         10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

         11. Termination

         11.1. This Agreement may be terminated at any time at or prior to the Closing Date by: (1) mutual agreement of the Fund and the Acquiring Fund; (2) the Fund in the event the Acquiring Fund shall, or the Acquiring Fund, in the event the Fund shall, materially breach any representation, warranty or agreement contained herein to be performed at or prior to the Closing Date; or
(3) the Fund or the Acquiring Fund in the event a condition herein expressed to be precedent to the obligations of the terminating party or parties has not been met and it reasonably appears that it will not or cannot be met within a reasonable time.

         11.2. In the event of any such termination, there shall be no liability for damages on the part of either the Acquiring Fund or the Fund, or their respective Directors or officers, to the other party or parties.

         12. Amendments

         This Agreement may be amended, modified or supplemented in writing in such manner as may be mutually agreed upon by the authorized officers of the Fund and the Acquiring Fund; provided, however, that following the meeting of the Fund's shareholders called by the Fund pursuant to paragraph 5.2 of this Agreement no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Fund's Shareholders under this Agreement to the detriment of such shareholders without their further approval.

         13. Notices

         13.1. Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Fund at:

                  466 Lexington Avenue
                  New York, NY 10017
                  Attention: Hal Liebes, Esq.

         with a copy to:

                  Rose F. DiMartino, Esq.
                  Willkie Farr & Gallagher
                  787 Seventh Avenue
                  New York, NY 10019-6099
         or to the Acquiring Fund at:

                  466 Lexington Avenue
                  New York, NY 10017
                  Attention: Hal Liebes, Esq.


         with a copy to:

                  Rose F. DiMartino, Esq.
                  Willkie Farr & Gallagher
                  787 Seventh Avenue
                  New York, NY 10019-6099


         14. Headings; Counterparts; Governing Law; Assignment; Limitation of Liability

         14.1. The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland.

         14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         [Signature page follows]

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its Chairman of the Board, President or Vice President and attested to by its Secretary or Assistant Secretary.

WARBURG, PINCUS EMERGING MARKETS II FUND, INC.

By:_____________________________________________________________________________


Name:

Title:

Attestation By:_________________________________________________________________

Name:

Title:

WARBURG, PINCUS EMERGING MARKETS FUND, INC.

By:_____________________________________________________________________________

Name:

Title:

Attestation By:_________________________________________________________________

Name:

Title:

Solely with respect to paragraph 9.2:

CREDIT SUISSE ASSET MANAGEMENT, LLC

By:_____________________________________________________________________________

Name:

Title:

Attestation By:_________________________________________________________________

Name:

Title:

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                     PROSPECTUSES OF THE ACQUIRING FUND ARE
                        INCORPORATED BY REFERENCE TO ITS
                           N-1A REGISTRATION STATEMENT

            STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 3, 1999



                          Acquisition of the Assets of

                 WARBURG, PINCUS EMERGING MARKETS II FUND, INC.
                              466 Lexington Avenue
                            New York, New York 10017
                                   800-WARBURG

                        By and in Exchange for Shares of

                   WARBURG, PINCUS EMERGING MARKETS FUND, INC.
                              466 Lexington Avenue
                            New York, New York 10017
                                   800-WARBURG


            This Statement of Additional Information, relating specifically to the proposed transfer of all or substantially all of the assets of Warburg, Pincus Emerging Markets II Fund, Inc. (the "Fund") to Warburg, Pincus Emerging Markets Fund, Inc. (the "Acquiring Fund") in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of liabilities of the Fund, consists of this cover page and the following described documents, each of which accompanies this Statement of Additional Information and is incorporated herein by reference.

                  1. Statement of Additional Information for the Acquiring Fund,
            dated [February 22, 1999, as revised July 6, 1999].

                  2. Annual Reports of the Acquiring Fund and the Acquired Fund
            for the fiscal years ended October 31, 1998 and August 31, 1999, respectively.

                  3. The Semi-Annual Report of the Acquiring Fund for the
            six-month period ended April 30, 1999.

            This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement, dated December 3, 1999, relating to the above-referenced matter may be obtained without charge by calling or writing the Acquiring Fund at the telephone number or address set forth above. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

                              FINANCIAL STATEMENTS

      The Annual Report of the Fund for the year ended August 31, 1999 and the Annual Report of the Acquiring Fund for the year ended October 31, 1998, each including audited financial statements, notes to the financial statements and report of the independent auditors, are incorporated by reference herein. To obtain a copy of the Annual Reports without charge, please call 800-WARBURG.

                   PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

      The following tables set forth the unaudited pro forma condensed Statement of Assets and Liabilities as of September 30, 1999, and the unaudited pro forma condensed Statement of Operations for the eleven month period ended September 30, 1999 for the Fund and the Acquiring Fund as adjusted giving effect to the Reorganization.

             PRO FORMA CONDENSED STATEMENT OF ASSETS AND LIABILITIES
                      AS OF SEPTEMBER 30, 1999 (UNAUDITED)



                                                               Acquiring Fund                                      Fund
                                                       ---------------------------------           -------------------------------
                                                          Cost                 Value                   Cost               Value
                                                          ----                 -----                   ----               -----
ASSETS
    Investments at value                               55,320,077            63,789,354                 6,431,140       6,575,198
    Receivable for fund shares sold                            --             2,280,216                        --              --
    Collateral received for securities loaned                  --                    --                        --         181,900
    Cash                                                       --               853,092                        --              --
    Receivable for investment sold unsettled              654,601               654,838                        --          37,231
    Dividends, interest, and reclaims receivable          205,176               164,723                        --          50,786
    Prepaid expenses and other assets                          --                11,378                        --          41,637
    Receivable from advisor                                    --                   249                        --          53,845
                                                                             ----------                                 ---------
                 Total Assets                                                67,753,850                                 6,940,597
                                                                             ----------                                 ---------

LIABILITIES
    Payable for investments purchased unsettled         1,419,412             1,417,971                        --              --
    Payable on securities loaned                               --                    --                        --         181,900
    Advisory fee payable                                       --                38,433                        --              --
    Distribution fee payable                                   --                14,280                        --             621
    Administration fee payable                                 --                 9,777                        --             710
    Sub-administration fee payable                             --                 5,729                        --              90
    Accrued expenses payable                                   --                84,413                        --          52,875
                                                                             ----------                                 ---------
                 Total Liabilities                                            1,570,604                                   236,196
                                                                             ----------                                 ---------
NET ASSETS                                                                   66,183,246                                 6,704,401
                                                                             ==========                                 =========


                                                                 Adjustments           Acquiring Fund Pro Forma
                                                                 -----------        -----------------------------
                                                                                     Cost             Value
ASSETS
    Investments at value                                                            61,751,217       70,364,552
    Receivable for fund shares sold                                                         --        2,280,216
    Collateral received for securities loaned                                               --          181,900
    Cash                                                                                    --          853,092
    Receivable for investment sold unsettled                                           654,601          692,069
    Dividends, interest, and reclaims receivable                                       205,176          215,509
    Prepaid expenses and other assets                            (41,637)(a)                --           11,378
                                                                                            --           54,094
                                                                                                     ----------
                                                                                                     74,652,810
                                                                                                     ----------



LIABILITIES
    Payable for investments purchased unsettled                                      1,419,412        1,417,971
    Payable on securities loaned                                                            --          181,900
    Advisory fee payable                                           3,633(b)                 --           42,066
    Distribution fee payable                                                                --           14,901
    Administration fee payable                                                              --           10,487
    Sub-administration fee payable                                                          --            5,819
    Accrued expenses payable                                                                --          137,288
                                                                                                     ----------
                 Total Liabilities                                                                    1,810,433
                                                                                                     ----------
NET ASSETS                                                                                           72,842,377
                                                                                                     ==========

------------------


                                                                                                 Acquiring Fund
                                            Fund                Fund             Adjustments       Pro Forma
                                         ----------           ---------          -----------     --------------
Common Class
  Net Assets ..................          66,151,626             922,277            (41,659)        67,032,244
  Share Outstanding ...........           7,445,846              63,182             39,648          7,548,676
  Net asset value, offering and
    redemption price per share                 8.88               14.60                                  8.88

Institutional Class
  Net Assets ..................                  --           5,782,124             (3,038)         5,779,086
  Share outstanding ...........                  --             396,779            254,019            650,798
  Net asset value, offering and
    redemption price per share                   --               14.57                                  8.88












              (See Accompanying Notes to the Financial Statements)

Warburg Pincus Emerging Markets Fund
Warburg Pincus Emerging Markets II Fund
Notes to Pro Forma Financial Statements (unaudited)

1.    Basis of Combination

      The unaudited Pro Forma Combined Portfolio of Investments, Pro Forma Combined Statement of Assets and Liabilities and Pro Forma Combined Statement of Operations give effect to the proposed merger of the Warburg Pincus Emerging Markets II Fund ("Emerging II") into the Warburg Pincus Emerging Markets Fund ("Emerging I"). The proposed merger will be accounted for by the method of accounting for tax-free mergers of investment companies (sometimes referred to as the pooling-of-interest basis). The merger provides for the transfer of all or substantially all of the assets of Emerging II Fund to Emerging I in exchange for Emerging I Common Class and Institutional Class shares, the distribution of such Emerging I Common Class shares to Common Class shareholders of Emerging II Fund and such Emerging I Fund Institutional Class shares to Institutional Class Shareholders of Emerging II and the subsequent liquidation of Emerging II Fund. The accounting survivor in the proposed merger will be the Emerging I Fund. This is because although the Emerging II Fund has the same investment objective as the Emerging I Fund, the surviving fund will invest in a style that is similar to the way in which the Emerging I Fund is currently operated (including hedging and investment in debt securities). Additionally, the Emerging I Fund has a significantly larger asset base than the Emerging II Fund.


      The pro forma combined statements should be read in conjunction with the historical financial statements of the constituent fund and the notes thereto incorporated by reference in the Registration Statement filed on Form N-14.


      The Emerging I Fund and the Emerging II Fund are both, open-end, management investment companies registered under the Investment Company Act of 1940, as amended.

Pro Forma Adjustments:

The Pro Forma adjustments below reflect the impact of the merger between Emerging II Fund and the Emerging I Fund.


(a) To remove certain prepaid expenses associated with the Emerging II
Fund, in the statement of assets and liabilities, which will not be assumed by the Emerging I Fund; and to reduce the corresponding amortization on the statement of operations.

(b) To increase Emerging II Fund's management fee to Emerging I Fund's rate of 1.25% based on the contractual agreement with the advisor for the combined fund. Adjustment in the statement of operations reflected the incremental increase in fees based on average net assets of the Emerging II Fund.


(c) Adjustment based on the contractual agreement with the custodian for the combined fund.

(d) Adjustment based on the contractual agreements with the administrator for the combined fund.

(e) Assumes elimination of duplicate charges in combination, and reflects management's estimates of combined pro-forma operations.

2.    Summary of Significant Accounting Policies

      Following is a summary of significant accounting policies, which are consistently followed by Emerging I Fund/Emerging II Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

      Security Valuation - Securities traded on a U.S. or foreign stock exchange, or The Nasdaq Stock Market Inc. ("Nasdaq") system, are valued at the last quoted sale price reported as of the close of regular trading on the exchange the security is traded most extensively. If there is no such sale, the security is valued at the calculated mean between the last bid and asked price on the exchange. Securities not traded on an exchange or Nasdaq, but traded in another over-the-counter market are valued at the average between the current bid and asked price in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Directors (the "Board"), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board.

      Security Transactions and Investment Income - Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date. If such information is not available on the ex-dividend date, corporate actions are recorded as soon as reliable information is available from the Fund's sources. Realized gains and losses from security transactions are calculated on an identified cost basis.

      Federal Income Taxes - Emerging I Fund/Emerging II Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

      Distributions to Shareholders - Distributions from net investment income and net realized capital gains, if any, are declared in December.

                   PRO FORMA CONDENSED STATEMENT OF OPERATIONS
        FOR THE ELEVEN MONTH PERIOD ENDED SEPTEMBER 30, 1999 (UNAUDITED)


                                                                        Acquiring                                    Acquiring Fund
                                                                           Fund           Fund      Adjustments        Pro Forma
                                                                         ---------       -------    ------------       -----------
Investment Income
    Dividends                                                            1,216,687        312,475             --         1,529,162
    Interest                                                               311,351         43,123             --           354,474
    Securities Lending                                                          --         11,821             --            11,821
    Foreign Taxes                                                         (120,361)       (41,032)            --          (161,393)
    Thailand Capital Gain Taxes                                           (722,400)            --             --          (722,400)
                                                                       -----------     ----------     ----------        ----------
      Total Investment Income                                              685,277        326,387             --         1,011,664
                                                                       -----------     ----------     ----------        ----------

Expenses
    Investment advisory services                                           751,171        161,763         40,517 (b)       953,451
    12b-1                                                                  150,919          2,076             --           152,995
    Transfer agent                                                          98,868          1,014             --            99,882
    Custodian                                                               87,035        139,350        (87,035)          139,350
    Administrative and accounting fees                                      78,858         20,636           (810)(d)        98,684
    Administrative services fees                                            60,387             --        (30,246)(d)        30,141
    Blue sky                                                                48,499         20,808        (20,808)(e)        48,499
    Amortization of organization costs                                      43,009             --             --            43,009
    Interest                                                                19,226             --             --            19,226
    Legal                                                                   12,008            271           (271)(e)        12,008
    Directors fees                                                          11,116         11,298        (11,298)(e)        11,116
    Audit                                                                   10,674            772         (1,363)(e)        10,083
    Printing                                                                10,489          1,934         (1,934)(e)        10,489
    Insurance expense                                                        2,301            668             --             2,969
    Miscellaneous                                                            1,153          1,996         (1,153) (e)        1,996
    Shareholder servicing fees                                                  98             --             --                98
                                                                       -----------     ----------     ----------        ----------
                                                                         1,385,811        362,586       (114,402)        1,633,995
     Less: Expenses waived and reimbursed
       by CSAM/Warburg                                                    (372,868)      (122,186)        94,847          (400,207)
     Less: Expenses waived by PFPC                                         (16,507)            --             --           (16,507)
                                                                       -----------     ----------     ----------        ----------

      Total Expenses                                                       996,436        240,400        (19,555)        1,217,281
                                                                       -----------     ----------     ----------        ----------

Net Investment Income/(Loss)                                              (311,159)        85,987        (19,555)         (205,617)
                                                                       -----------     ----------     ----------        ----------

Net Realized and Unrealized Gain/(Loss) from Investments:
    Net realized gain/(loss) from security transactions                  3,400,032      1,396,576             --         4,796,608
    Net realized foreign exchange gain/(loss)                             (747,550)      (223,130)            --          (970,680)
    Net change in unrealized appreciation/(depreciation) from
       investments and foreign currency related items                   17,829,673      4,052,162             --        21,881,835
                                                                       -----------     ----------     ----------        ----------

        Net realized and unrealized gain/(loss) from
           investments and foreign currency related items               20,482,155      5,225,608             --        25,707,763
                                                                       -----------     ----------     ----------        ----------

        Net increase/(decrease) in net assets resulting
           from operations                                              20,170,996      5,311,595         19,555       25,502,146
                                                                       ===========     ==========     ==========        ==========


              (See Accompanying Notes to the Financial Statements)

                             SCHEDULE OF INVESTMENTS

Portfolio of Investments at September 30, 1999 (Unaudited)

Acquiring Fund



Security Name                                                              Shares                   Market Value
-------------                                                              ------                   ------------
Akbank TAS                                                                47,445,000                     709,522
C.G. Smith, Ltd.                                                             413,600                   1,165,008
Elektrim Spolka Akcyjna SA                                                    28,000                     259,677
Icici, Ltd. +                                                                 67,600                     811,200
OTP Bank                                                                      36,240                   1,602,760
P.T. Hanjaya Mandala Sampoerna                                                84,000                     148,550
PT Indofood Sukses Makmur TBK                                                164,000                     155,564
Petroleo Brasileiro SA                                                    11,995,400                   1,849,320
Samsung Electronics Co.                                                        6,503                   1,053,128
South African Breweries, Ltd.                                                127,400                   1,082,932
Telefonos de Mexico SA ADR                                                    16,600                   1,182,750
Yapi ve Kredi Bankasi AS                                                  36,983,558                     504,981
Abs Corp. +                                                                  696,300                     783,148
Alfa SA de CV Series A                                                       418,000                   1,768,831
Amalgamated Banks of South Africa, Ltd.                                      204,100                     799,416
Aptech, Ltd.                                                                  64,500                   1,255,786
Bank Slaski SA                                                                 7,307                     365,582
Billiton PLC                                                                 248,800                   1,032,551
Blue Square Israel Co., Ltd. ADR                                              34,800                     478,500
Carso Global Telecom                                                         139,000                     770,385
Ceska Sporiteln +                                                            112,700                     590,900
Commerce Asset Holdings BHD                                                  274,000                     486,719
Commercial International Bank, Ltd.                                               26                         248
Companhia Paranaense de Energia ADR                                          143,300                     940,406
Companhia Vale do Rio Doce PN Pfd.                                            70,000                   1,472,940
Credicorp Ltd. ADR                                                           125,600                   1,310,950
Daelim Industrial Co., Ltd.                                                   22,294                     280,402
Daelim Industrial Co., Ltd. Pfd.                                              46,530                     281,522
ECI Telecommunications, Ltd.                                                   3,100                      76,531
Egyptian Pound                                                                   963                         282
Far Eastern Textile, Ltd.                                                    503,970                     715,108
Fomento Economico Mexicano SA de CV ADR +                                     22,500                     704,531
Grasim Industries, Ltd.                                                          500                       4,542
Greece Drachma                                                                     2                           0
Grupo Financiero Banorte SA de CV  +                                         316,400                     328,376
Grupo Industrial Bimbo SA de CV                                              507,100                   1,063,441
Grupo Industrial Saltillo SA de CV                                           255,500                     694,366
Grupo Iusacell SA ADR +                                                      118,400                   1,124,800
Guoco Group, Ltd.                                                            338,000                     887,692
Hana Microelectronics Public Co., Ltd.                                       296,900                     979,418
Hankuk Electric Glass Co., Ltd. +                                             38,440                   2,053,987
Hellenic Telecommunication Organization SA ADR +                             101,600                   1,136,650
Hite Brewery Co., Ltd.                                                        25,816                     855,254
Hong Kong Dollars                                                                  0                           0
Hungarian Forints                                                              7,779                          32
Hyundai Electronics Industries Co. +                                          30,000                     813,835
Hyundai Industrial  Development & Construction                                28,182                     309,282
India Rupee                                                                  491,606                      11,277
Indonesian Rupiah                                                                  0                           0
Israel New Shekel                                                                 37                           9
Korea Data System                                                             41,000                     647,122
Korea Mobile Telecommunications Corp., Ltd.                                    6,600                     610,376
Korean Won                                                                 8,412,800                       6,916
Mahanagar Telephone Nigam, Ltd.                                              266,950                   1,116,330
Neptune Orient Lines, Ltd.                                                   701,000                     840,968
Novus Petroleum, Ltd.                                                        718,875                     707,962
Oil Search, Ltd.                                                             574,100                     741,856
Orbotech, Ltd.                                                                13,400                     829,125
Overseas Union Bank, Ltd.                                                    253,524                   1,125,634
Pentafour Software & Exports, Ltd.                                            91,600                   1,260,732
Philippine Long Distance Telephone Co.                                        48,220                   1,043,422
Phoenixtec Power Co., Ltd.  +                                                598,343                   1,242,466
Pliva DD GDR                                                                 115,400                   1,222,617
Polish Zloty                                                                  25,157                       6,140
Radware, Ltd. +                                                               17,400                     478,500
RBB Money Market Fund                                                              1                           1
Reliance Industries, Ltd.                                                        659                       3,575
Sanlam, Ltd.                                                               1,191,600                   1,300,869
Sappi, Ltd. +                                                                 90,500                     882,401
Satyam Computers                                                              56,800                   1,500,765
Shinhan Bank                                                                 150,600                   1,398,957
Singapore Dollar                                                               2,414                       1,419
Singapore Local Bank Basket 2                                                 19,311                     142,407
Singapore Local Bank Basket 3                                                 68,661                     449,000
Smartone Telecommunications                                                  106,340                     327,197
Taishin International Bank +                                               1,588,080                     879,378
Taishin International Bank Pfd. +                                            306,735                      96,506
Taiwan Dollar                                                             50,917,013                   1,601,966
Taiwan Semiconductor Manufacturing Co. +                                     312,310                   1,311,769
Tata Tea                                                                      55,600                     771,434
Tele Norte Leste Participacoes SA ADR (Telephone)                             91,900                   1,424,450
Tenaga Nasional BHD                                                          157,000                     322,269
Trigem Computer, Inc.                                                         20,010                   1,373,519
Turkish Lira                                                              62,241,518                         135
Unisem (M) Berhad                                                            146,100                     595,945
United Microelectronics Co., Ltd. +                                          503,350                   1,171,904
Yang Ming Marine Transport, Ltd. +                                         1,574,000                     955,768
Yapi ve Kredi Bankasi AS Non-Tradable Receipts                            36,213,246                     494,463

                                                                                                      63,789,354


Fund


Security Name                                                                 Shares                 Market Value
-------------                                                                 ------                 ------------
Advanced Information Services Public Co. Ltd.                                  1,200                      13,723
Advanced Semiconductor Engineering Inc.                                        3,000                      57,990
Akbank T.A.S.                                                              7,453,432                     111,463
Anglo American Corp. of South Africa  Ltd.                                     1,567                      87,807
Aracruz Celulose S.A. ADR                                                      1,400                      29,225
Arcelik A.S.                                                               3,430,668                     109,672
Asia Pulp & Paper Warrants                                                     1,060                         861
Bank Handlowy W. Warszawie 144A ADR                                            1,303                      15,050
Bank Rozwoju Eksportu S.A.                                                       871                      22,639
BBH Grand Cayman U.S. Dollar Time Deposit                                      7,000                       7,000
BEC World Public Co., Ltd.                                                     7,400                      40,866
Beijing Enterprises Holdings, Ltd.                                            17,100                      28,619
Bharat Heavy Electricals Ltd. Participation Notes                              8,035                      50,678
C.G. Smith Ltd.                                                               26,713                      75,244
Cementos Paz del Rio ADR                                                         118                         658
Cemex SA de C.V. ADR                                                           3,669                      88,515
Centrais Eletricas Brasileiras S.A. ADR                                        3,786                      32,044
Check Point Software Technologies, Ltd.                                          800                      67,550
Chilectra S.A. ADR                                                             4,667                      88,471
China Steel Corp. ADR                                                         11,300                     225,096
China Telecom (Hong Kong), Ltd.                                               15,600                      48,100
Cifra S.A. de C.V. Cl. V ADR                                                   7,483                     117,695
Companhia Brasileira de Distribuicao Grupo Pao de Acucar                         900                      17,831
Companhia Cervejaria Brahma                                                  111,303                      66,167
Companhia Cervejaria Brahma ADR                                                1,160                      13,920
Companhia Vale do Rio Doce ADR                                                   800                      16,875
Companhia Vale do Rio Doce PN                                                  3,952                      82,533
Companhia Vale do Rio Doce PN Cl. B                                           39,000                           0
Compania de Telecomunicaciones de Chile S.A. ADR                               5,202                      93,961
Comverse Technology, Inc.                                                        600                      56,588
Dimension Data Holdings Ltd.                                                  21,082                      83,803
Distribucion Y Servicio D & S S.A. ADR                                         1,325                      22,277
Elektrim Spolka Akcyjna S.A.                                                   1,634                      15,154

              (See Accompanying Notes to the Financial Statements)

Embotelladora Andina S.A. ADR, Series B                                        2,300                      29,900
Empresa Nacional de Electricidad S.A. ADR                                      2,100                      27,300
Enersis S.A. ADR                                                               1,300                      27,138
Evergreen Marine Corp.                                                         3,388                      46,585
Gener S.A. ADR                                                                   481                       7,335
Grupo Modelo S.A. de C.V. Cl. C                                               13,403                      33,901
Grupo Televisa S.A. de C.V. GDS                                                3,001                     119,852
Guangdong Kelon Electrical Holdings Co., Ltd.                                 27,300                      27,414
Haci Omer Sabanci Holdings 144A ADR                                            5,000                      32,510
Hindalco Industries Ltd. GDR                                                   3,400                      92,905
Hindustan Petroleum Corporation Ltd. Participation Notes                      32,400                     188,779
Housing & Commercial Bank, Korea                                               2,570                      49,648
ICICI, Ltd.                                                                    3,000                      36,000
Infosys Technologies, Ltd. ADR                                                   600                      85,800
Intracom S.A.                                                                    143                      12,144
ITC Agro-Tech, Ltd. GDR                                                        2,700                      68,513
Johnnies Industrial Corp. Ltd.                                                 4,960                      32,654
KGHM Polska Miedz S.A.                                                         4,183                      23,480
Kimberly-Clark de Mexico S.A. de C.V.  Cl. A                                  22,437                      79,020
Koc Holding A.S.                                                             355,000                      34,238
Korea Electric Power Corp.                                                     2,800                      92,070
Korea Electric Power Corp. ADR                                                 3,200                      51,400
Korea Telecom Corp.                                                            1,200                      74,084
Korea Telecom Corp. ADR                                                        4,700                     173,900
L.G. Information & Communication, Ltd. Rts.                                      407                       4,851
La Electricidad de Caracas                                                         2                           1
Larsen & Toubro Ltd. Participation Notes                                       2,093                      17,572
Legend Holdings, Ltd.                                                         36,000                      34,296
Liberty International plc                                                          1                           8
Liberty Life Association of Africa, Ltd.                                       7,166                      56,135
Lukoil Holding ADR                                                               900                      24,480
Magyar Tavkozlesi Rt. ADR                                                      2,300                      62,675
Mahanagar Telephone Nigam, Ltd. 144A GDR                                       2,700                      26,663
Mahindra & Mahindra Ltd. Participation Notes                                   1,750                      13,729
Manila Electric Company                                                        7,400                      21,350
Migros Turk T.A.S.                                                           114,400                      49,589
MOL Magyar Olaj - es Gazipari GDR 144A                                         3,200                      67,786
Morgan Stanley India Investment Fund, Inc.                                       100                       1,325
Morgan Stanley Taiwan Opals                                                    2,900                     356,149
Nedcor Limited                                                                 5,476                     107,333
OTP Bank GDR                                                                   1,000                      44,226
Oversea-Chinese Banking Corp. Ltd.                                               231                       1,793
P.T. Bank Dagang Nasional Indonesia Warrants                                     400                           0
P.T. Bank International Indonesia                                                 34                           1
P.T. Bank International Indonesia Options                                        100                           0
P.T. Bank International Indonesia Warrants                                         4                           0
P.T. Hanjaya Mandala Sampoerna Tbk                                            24,000                      42,443
P.T. Indofood Sukses Makmur Tbk                                               33,000                      31,303
Petroleo Brasileiro S.A. ADR                                                   2,360                      36,384
Petroleo Brasileiro S.A. PN                                                  264,669                      40,497
Philippine Long Distance Telephone Company ADR                                 2,701                      58,747
Pohang Iron & Steel Company, Ltd. ADR                                          3,500                     109,594
R.O.C. Taiwan Fund                                                            11,900                      87,763
Ranbaxy Laboratories, Ltd. 144A GDR                                            2,500                      60,313
Reliance Industries Ltd. 144A GDR                                              5,304                      73,460
Samsung Electronics Co.                                                        1,292                     209,233
Serrana S.A. PN                                                               12,175                       3,273
Shandong International Power Development Co., Ltd.                           197,700                      31,306
Siam City Cement Public Co. Ltd.                                                 800                      16,655
Siam Commercial Bank Pfd.                                                     34,800                      31,251
Siam Commerical Bank - Warrants                                               75,000                      21,534
Siliconware Precision Industries GDR                                           3,868                      40,324
Singapore Press Holdings Ltd.                                                     39                         615
SM Prime Holdings                                                            118,500                      19,992
South African Breweries plc                                                   17,948                     152,563
Standard Bank Investment Corp., Ltd.                                           8,404                      26,894
Surgutneftegaz ADR                                                             3,800                      24,985
Taiwan Fund                                                                    4,800                      87,000
Taiwan Semiconductor Manufacturing Co., Ltd. ADR                               7,872                     232,224
Tele Centro Sul Participacoes S.A. ADR                                           800                      44,400
Telecomunicacoes Brasileiras S.A. PN Block                                       800                      59,950
Telecomunicacoes de Sao Paulo S.A. PN                                        819,934                      72,902
Telecomunicacoes do Rio de Janeiro S.A. PN                                     8,733                         123
Telefonos de Mexico S.A., Cl. L ADR                                            5,100                     363,375

              (See Accompanying Notes to the Financial Statements)

Telekomunikacja Polska GDR                                                     6,450                      31,640
Teva Pharmaceutical Industries Ltd. ADR                                          600                      30,188
The Bidvest Group, Ltd.                                                        5,741                      38,274
Videsh Sanchar Nigam, Ltd.                                                     5,000                      70,375
Yageo Corp. - GDR (Reg. S)                                                    29,600                     187,190
Yanzhou Coal Mining Co., Ltd.                                                 36,000                      13,904
Yapi Ve Kredi Bankasi A.S.                                                 5,235,831                      71,491
Yizheng Chemical Fibre Co., Ltd. Cl. H                                        96,000                      28,426

                                                                                                       6,575,198


Acquiring Fund Pro Forma


Security Name                                                         Shares              Market Value
-------------                                                         ------              ------------
Advanced Information Services Public Co. Ltd.                            1,200                 13,723
Advanced Semiconductor Engineering Inc.                                  3,000                 57,990
Akbank TAS                                                            ########                820,985
Anglo American Corp. of South Africa  Ltd.                               1,567                 87,807
Aracruz Celulose S.A. ADR                                                1,400                 29,225
Arcelik A.S.                                                         3,430,668                109,672
Asia Pulp & Paper Warrants                                               1,060                    861
Bank Handlowy W. Warszawie 144A ADR                                      1,303                 15,050
Bank Rozwoju Eksportu S.A.                                                 871                 22,639
BBH Grand Cayman U.S. Dollar Time Deposit                                7,000                  7,000
BEC World Public Co., Ltd.                                               7,400                 40,866
Beijing Enterprises Holdings, Ltd.                                      17,100                 28,619
Bharat Heavy Electricals Ltd. Participation Notes                        8,035                 50,678
C.G. Smith Ltd.                                                        440,313              1,240,252
Cementos Paz del Rio ADR                                                   118                    658
Cemex SA de C.V. ADR                                                     3,669                 88,515
Centrais Eletricas Brasileiras S.A. ADR                                  3,786                 32,044
Check Point Software Technologies, Ltd.                                    800                 67,550
Chilectra S.A. ADR                                                       4,667                 88,471
China Steel Corp. ADR                                                   11,300                225,096
China Telecom (Hong Kong), Ltd.                                         15,600                 48,100
Cifra S.A. de C.V. Cl. V ADR                                             7,483                117,695
Companhia Brasileira de Distribuicao Grupo Pao de Acucar                   900                 17,831
Companhia Cervejaria Brahma                                            111,303                 66,167
Companhia Cervejaria Brahma ADR                                          1,160                 13,920
Companhia Vale do Rio Doce ADR                                             800                 16,875
Companhia Vale do Rio Doce PN                                            3,952                 82,533
Companhia Vale do Rio Doce PN Cl. B                                     39,000                      0
Compania de Telecomunicaciones de Chile S.A. ADR                         5,202                 93,961
Comverse Technology, Inc.                                                  600                 56,588
Dimension Data Holdings Ltd.                                            21,082                 83,803
Distribucion Y Servicio D & S S.A. ADR                                   1,325                 22,277
Elektrim Spolka Akcyjna S.A.                                            29,634                274,831
Embotelladora Andina S.A. ADR, Series B                                  2,300                 29,900
Empresa Nacional de Electricidad S.A. ADR                                2,100                 27,300
Enersis S.A. ADR                                                         1,300                 27,138
Evergreen Marine Corp.                                                   3,388                 46,585
Gener S.A. ADR                                                             481                  7,335
Grupo Modelo S.A. de C.V. Cl. C                                         13,403                 33,901
Grupo Televisa S.A. de C.V. GDS                                          3,001                119,852
Guangdong Kelon Electrical Holdings Co., Ltd.                           27,300                 27,414
Haci Omer Sabanci Holdings 144A ADR                                      5,000                 32,510
Hindalco Industries Ltd. GDR                                             3,400                 92,905
Hindustan Petroleum Corporation Ltd. Participation Notes                32,400                188,779
Housing & Commercial Bank, Korea                                         2,570                 49,648
ICICI, Ltd.                                                             70,600                847,200
Infosys Technologies, Ltd. ADR                                             600                 85,800
Intracom S.A.                                                              143                 12,144
ITC Agro-Tech, Ltd. GDR                                                  2,700                 68,513
Johnnies Industrial Corp. Ltd.                                           4,960                 32,654
KGHM Polska Miedz S.A.                                                   4,183                 23,480
Kimberly-Clark de Mexico S.A. de C.V.  Cl. A                            22,437                 79,020
Koc Holding A.S.                                                       355,000                 34,238
Korea Electric Power Corp.                                               2,800                 92,070
Korea Electric Power Corp. ADR                                           3,200                 51,400
Korea Telecom Corp.                                                      1,200                 74,084
Korea Telecom Corp. ADR                                                  4,700                173,900
L.G. Information & Communication, Ltd. Rts.                                407                  4,851
La Electricidad de Caracas                                                   2                      1
Larsen & Toubro Ltd. Participation Notes                                 2,093                 17,572
Legend Holdings, Ltd.                                                   36,000                 34,296
Liberty International plc                                                    1                      8
Liberty Life Association of Africa, Ltd.                                 7,166                 56,135
Lukoil Holding ADR                                                         900                 24,480
Magyar Tavkozlesi Rt. ADR                                                2,300                 62,675
Mahanagar Telephone Nigam, Ltd. 144A GDR                                 2,700                 26,663
Mahindra & Mahindra Ltd. Participation Notes                             1,750                 13,729
Manila Electric Company                                                  7,400                 21,350
Migros Turk T.A.S.                                                     114,400                 49,589
MOL Magyar Olaj - es Gazipari GDR 144A                                   3,200                 67,786
Morgan Stanley India Investment Fund, Inc.                                 100                  1,325
Morgan Stanley Taiwan Opals                                              2,900                356,149
Nedcor Limited                                                           5,476                107,333
OTP Bank GDR                                                            37,240              1,646,986
Oversea-Chinese Banking Corp. Ltd.                                         231                  1,793
P.T. Bank Dagang Nasional Indonesia Warrants                               400                      0
P.T. Bank International Indonesia                                           34                      1
P.T. Bank International Indonesia Options                                  100                      0
P.T. Bank International Indonesia Warrants                                   4                      0
P.T. Hanjaya Mandala Sampoerna Tbk                                     108,000                190,993
P.T. Indofood Sukses Makmur Tbk                                        197,000                186,867
Petroleo Brasileiro S.A. ADR                                             2,360                 36,384
Petroleo Brasileiro S.A. PN                                           ########              1,889,817
Philippine Long Distance Telephone Company ADR                           2,701                 58,747
Pohang Iron & Steel Company, Ltd. ADR                                    3,500                109,594
R.O.C. Taiwan Fund                                                      11,900                 87,763
Ranbaxy Laboratories, Ltd. 144A GDR                                      2,500                 60,313
Reliance Industries Ltd. 144A GDR                                        5,304                 73,460
Samsung Electronics Co.                                                  7,795              1,262,361
Serrana S.A. PN                                                         12,175                  3,273
Shandong International Power Development Co., Ltd.                     197,700                 31,306
Siam City Cement Public Co. Ltd.                                           800                 16,655
Siam Commercial Bank Pfd.                                               34,800                 31,251
Siam Commerical Bank - Warrants                                         75,000                 21,534
Siliconware Precision Industries GDR                                     3,868                 40,324
Singapore Press Holdings Ltd.                                               39                    615
SM Prime Holdings                                                      118,500                 19,992
South African Breweries plc                                            145,348              1,235,495
Standard Bank Investment Corp., Ltd.                                     8,404                 26,894
Surgutneftegaz ADR                                                       3,800                 24,985
Taiwan Fund                                                              4,800                 87,000
Taiwan Semiconductor Manufacturing Co., Ltd. ADR                         7,872                232,224
Tele Centro Sul Participacoes S.A. ADR                                     800                 44,400
Telecomunicacoes Brasileiras S.A. PN Block                                 800                 59,950
Telecomunicacoes de Sao Paulo S.A. PN                                  819,934                 72,902
Telecomunicacoes do Rio de Janeiro S.A. PN                               8,733                    123
Telefonos de Mexico S.A., Cl. L ADR                                     21,700              1,546,125
Telekomunikacja Polska GDR                                               6,450                 31,640
Teva Pharmaceutical Industries Ltd. ADR                                    600                 30,188
The Bidvest Group, Ltd.                                                  5,741                 38,274
Videsh Sanchar Nigam, Ltd.                                               5,000                 70,375
Yageo Corp. - GDR (Reg. S)                                              29,600                187,190
Yanzhou Coal Mining Co., Ltd.                                           36,000                 13,904
Yapi Ve Kredi Bankasi A.S.                                            ########                576,472
Yizheng Chemical Fibre Co., Ltd. Cl. H                                  96,000                 28,426
Abs Corp. +                                                            696,300                783,148
Alfa SA de CV Series A                                                 418,000              1,768,831
Amalgamated Banks of South Africa, Ltd.                                204,100                799,416
Aptech, Ltd.                                                            64,500              1,255,786
Bank Slaski SA                                                           7,307                365,582
Billiton PLC                                                           248,800              1,032,551
Blue Square Israel Co., Ltd. ADR                                        34,800                478,500
Carso Global Telecom                                                   139,000                770,385
Ceska Sporiteln +                                                      112,700                590,900
Commerce Asset Holdings BHD                                            274,000                486,719
Commercial International Bank, Ltd.                                         26                    248
Companhia Paranaense de Energia ADR                                    143,300                940,406

              (See Accompanying Notes to the Financial Statements)

Companhia Vale do Rio Doce PN Pfd.                                      70,000              1,472,940
Credicorp Ltd. ADR                                                     125,600              1,310,950
Daelim Industrial Co., Ltd.                                             22,294                280,402
Daelim Industrial Co., Ltd. Pfd.                                        46,530                281,522
ECI Telecommunications, Ltd.                                             3,100                 76,531
Egyptian Pound                                                             963                    282
Far Eastern Textile, Ltd.                                              503,970                715,108
Fomento Economico Mexicano SA de CV ADR +                               22,500                704,531
Grasim Industries, Ltd.                                                    500                  4,542
Greece Drachma                                                               2                      0
Grupo Financiero Banorte SA de CV  +                                   316,400                328,376
Grupo Industrial Bimbo SA de CV                                        507,100              1,063,441
Grupo Industrial Saltillo SA de CV                                     255,500                694,366
Grupo Iusacell SA ADR +                                                118,400              1,124,800
Guoco Group, Ltd.                                                      338,000                887,692
Hana Microelectronics Public Co., Ltd.                                 296,900                979,418
Hankuk Electric Glass Co., Ltd. +                                       38,440              2,053,987
Hellenic Telecommunication Organization SA ADR +                       101,600              1,136,650
Hite Brewery Co., Ltd.                                                  25,816                855,254
Hong Kong Dollars                                                            0                      0
Hungarian Forints                                                        7,779                     32
Hyundai Electronics Industries Co. +                                    30,000                813,835
Hyundai Industrial  Development & Construction                          28,182                309,282
India Rupee                                                            491,606                 11,277
Indonesian Rupiah                                                            0                      0
Israel New Shekel                                                           37                      9
Korea Data System                                                       41,000                647,122
Korea Mobile Telecommunications Corp., Ltd.                              6,600                610,376
Korean Won                                                           8,412,800                  6,916
Mahanagar Telephone Nigam, Ltd.                                        266,950              1,116,330
Neptune Orient Lines, Ltd.                                             701,000                840,968
Novus Petroleum, Ltd.                                                  718,875                707,962
Oil Search, Ltd.                                                       574,100                741,856
Orbotech, Ltd.                                                          13,400                829,125
Overseas Union Bank, Ltd.                                              253,524              1,125,634
Pentafour Software & Exports, Ltd.                                      91,600              1,260,732

              (See Accompanying Notes to the Financial Statements)

Philippine Long Distance Telephone Co.                                  48,220              1,043,422
Phoenixtec Power Co., Ltd.  +                                          598,343              1,242,466
Pliva DD GDR                                                           115,400              1,222,617
Polish Zloty                                                            25,157                  6,140
Radware, Ltd. +                                                         17,400                478,500
RBB Money Market Fund                                                        1                      1
Reliance Industries, Ltd.                                                  659                  3,575
Sanlam, Ltd.                                                         1,191,600              1,300,869
Sappi, Ltd. +                                                           90,500                882,401
Satyam Computers                                                        56,800              1,500,765
Shinhan Bank                                                           150,600              1,398,957
Singapore Dollar                                                         2,414                  1,419
Singapore Local Bank Basket 2                                           19,311                142,407
Singapore Local Bank Basket 3                                           68,661                449,000
Smartone Telecommunications                                            106,340                327,197
Taishin International Bank +                                         1,588,080                879,378
Taishin International Bank Pfd. +                                      306,735                 96,506
Taiwan Dollar                                                         ########              1,601,966
Taiwan Semiconductor Manufacturing Co. +                               312,310              1,311,769
Tata Tea                                                                55,600                771,434
Tele Norte Leste Participacoes SA ADR (Telephone)                       91,900              1,424,450
Tenaga Nasional BHD                                                    157,000                322,269
Trigem Computer, Inc.                                                   20,010              1,373,519
Turkish Lira                                                          ########                    135
Unisem (M) Berhad                                                      146,100                595,945
United Microelectronics Co., Ltd. +                                    503,350              1,171,904
Yang Ming Marine Transport, Ltd. +                                   1,574,000                955,768
Yapi ve Kredi Bankasi AS Non-Tradable Receipts                        ########                494,463

                                                                                           70,364,552



              (See Accompanying Notes to the Financial Statements)

                 THE ANNUAL REPORTS AND STATEMENT OF ADDITIONAL
                      INFORMATION OF THE ACQUIRING FUND ARE
                        INCORPORATED BY REFERENCE TO ITS
                           N-1A REGISTRATION STATEMENT
                   (INVESTMENT COMPANY ACT FILE NO. 811-08937)

                 THE ANNUAL REPORTS, PROSPECTUSES AND STATEMENT
                    OF ADDITIONAL INFORMATION OF THE FUND ARE
                      INCORPORATED BY REFERENCE TO THE MOST
                       RECENT FILINGS THEREOF BY THE FUND
                   (INVESTMENT COMPANY ACT FILE NO. 811-08937)

                                     PART C

                                OTHER INFORMATION


Item 15. Indemnification -- The response to this item is incorporated by reference to "Plan of Reorganization" under the caption "Information About the Reorganization" and to "Liability of Directors" under the caption "Information on Shareholders' Rights" in Part A of this Registration Statement.

Item 16.    Exhibits

(1)(a) Registrant's Articles of Incorporation are incorporated by reference to the Registration Statement on Form N-1A filed on June 30, 1995.

(1)(b) Registrant's Articles of Amendment are incorporated by reference to the Registration Statement on Form N-1A filed on June 30, 1995.

(1)(c) Registrant's Articles of Amendment are incorporated by reference to the Registration Statement on Form N-1A filed on February 25, 1997.

(1)(d) Registrant's Articles Supplementary are incorporated by reference to the Registration Statement on Form N-1A filed on February 25, 1997.

(1)(e) Registrant's Articles Supplementary are incorporated by reference to the Registration Statement on Form N-1A filed on November 12, 1999.

(2)(a) By-Laws of the Registrant are incorporated by reference to the Registration Statement on Form N-1A filed on June 30, 1995.

(2)(b) Amendment to the By-Laws is incorporated by reference, material provisions of this exhibit substantially similar to those of the corresponding exhibit in Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of Warburg, Pincus Global Fixed Income Fund, Inc., filed on February 17, 1998 (Securities Act File No. 33-36066).

(3)         Not Applicable.

(4) Plan of Reorganization (included as Exhibit A to Registrant's Prospectus/Proxy Statement contained in Part A of this Registration Statement).

(5)         Not Applicable.

(6)(a) Form of Investment Advisory Agreement is incorporated by reference; material provisions of this exhibit are substantially similar to those of the corresponding exhibit in the Registration Statement on Form N-14 of Warburg, Pincus Global Post-Venture Capital Fund, Inc., filed on November 4, 1999 (Securities Act File No. 333-90341).

(7)         Not Applicable.

(8)         Not Applicable.

(9)(a) Form of Custodian Agreement with PFPC Trust Company is incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Warburg, Pincus Trust filed on April 16, 1999 (Securities Act File No. 33-58125).

(9)(b) Form of Custodian Agreement with State Street Bank & Trust Company is incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit to the Registration Statement on Form N-14 of the Warburg, Pincus Managed EAFE(R) Countries Fund, Inc. filed on November 5, 1997 (Securities Act File No. 333-39611).

(10)(a) Forms of Distribution Plan pursuant to Rule 12b-1 under the 1940 Act is incorporated by reference; material provisions of this exhibit are substantially similar to those of the corresponding exhibit in the Registration Statement on Form N-14 of Warburg, Pincus Global Post-Venture Capital Fund, Inc., filed on November 4, 1999 (Securities Act File No. 333-90341).

(10)(b) Form of Distribution Agreement is incorporated by reference; material provisions of this exhibit are substantially similar to those of the corresponding exhibit in the Registration Statement on Form N-14 of Warburg, Pincus Global Post-Venture Capital Fund, Inc., filed on November 4, 1999 (Securities Act File No. 333-90341).

(10)(c) Forms of Services Agreements are incorporated by reference to the Registration Statement on Form N-1A filed on February 25, 1997.

(10)(d) Form of 18f-3 Plan is incorporated by reference; material provisions of this exhibit are substantially similar to those of the corresponding exhibit in the Registration Statement on Form N-14 of Warburg, Pincus Global Post-Venture Capital Fund, Inc., filed on November 4, 1999 (Securities Act File No. 333-90341).

(11)(a) Opinion and Consent of Willkie Farr & Gallagher, counsel to Registrant, with respect to validity of shares is incorporated by reference to the Registration Statement on Form N-14 filed on November 4, 1999.

(11)(b) Opinion of Venable, Baetjer and Howard, L.L.P., Maryland counsel to Registrant, with respect to validity of shares is incorporated by reference to the Registration Statement on Form N-14 filed on November 4, 1999.

(12) Form of Opinion of Willkie Farr & Gallagher with respect to tax matters is incorporated by reference to the Registration Statement on Form N-14 filed on November 4, 1999.

(13)(a) Form of Transfer Agency Agreement is incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Warburg, Pincus Trust filed on June 14, 1995 (Securities Act File No. 33-58125).

(13)(b) Form of Co-Administration Agreement with PFPC Inc. is incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Warburg, Pincus Trust filed on June 14, 1995 (Securities Act File No. 33-58125).

(13)(c) Form of Co-Administration Agreement with Credit Suisse Asset Management Securities, Inc. is incorporated by reference; material provisions of this exhibit are substantially similar to those of the corresponding exhibit in the Registration Statement on Form N-14 of Warburg, Pincus Global Post-Venture Capital Fund, Inc., filed on November 4, 1999 (Securities Act File No. 333-90341).

(14) Consent of PricewaterhouseCoopers LLP is incorporated by reference to the Registration Statement on Form N-14 filed on November 4, 1999.

(15)        Not Applicable.

(16)        Powers of Attorney is incorporated by reference to the corresponding exhibit in the Registration Statement on Form N-14 of Warburg, Pincus Global Post-Venture Capital Fund, Inc., filed on November 4, 1999 (Securities Act File No. 333-90341).

(17)(a)     Form of Proxy Card

(17)(b) Registrant's declaration pursuant to Rule 24f-2 is incorporated by reference to the Registration Statements.

Item 17.    Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

            As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the registrant, in the City of New York and State of New York, on the 18th day of November, 1999.

                                     Warburg, Pincus Emerging Markets Fund, Inc.
                                     By:    /s/ Eugene L. Podsiadlo
                                               -----------------------
                                     Name:    Eugene L. Podsiadlo
                                     Title:   President

            As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


               Signature                        Title                Date
               ---------                        -----                ----


 /s/ William W. Priest
---------------------------------------   Chairman of the
         William W. Priest                Board of Directors   November 18, 1999


/s/ Eugene L. Podsiadlo
---------------------------------------   President            November 18, 1999
         Eugene L. Podsiadlo


 /s/ Michael A. Pignataro
---------------------------------------   Treasurer and Chief
         Michael A. Pignataro             Financial Officer    November 18, 1999

 /s/ Richard H. Francis
---------------------------------------   Director             November 18, 1999
         Richard H. Francis


 /s/ Jack W. Fritz
---------------------------------------   Director             November 18, 1999
         Jack W. Fritz


 /s/ Jeffrey E. Garten
---------------------------------------   Director             November 18, 1999
         Jeffrey E. Garten


 /s/ James S. Pasman, Jr.
---------------------------------------   Director             November 18, 1999
         James S. Pasman, Jr.


 /s/ Steven N. Rappaport
---------------------------------------   Director             November 18, 1999
         Steven N. Rappaport


 /s/ Alexander B. Trowbridge
---------------------------------------   Director             November 18, 1999
         Alexander B. Trowbridge

                                  EXHIBIT INDEX

Exhibit
Number                            Description                               Page
------                            -----------                               ----

(17)(a)     Form of Proxy Card.